N-4	May 01, 2024 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT NO. 49
Entity Central Index Key	0001015570
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
C000183461 [Member]
Prospectus:
Fees and Expenses [Text Block]

FEES AND EXPENSES
Charges for Early Withdrawals
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 6% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment.

There is an interim value adjustment for amounts withdrawn from a Segment of the SIO before Segment maturity which could result in up to a 90% loss of the Segment Investment.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” and “Adjustments with respect to early distributions from Segments” in “Charges and expenses” in the Prospectus and Appendix “Segment Interim Value”.

Transaction Charges
In addition to withdrawal charges, you may also be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges, or when you transfer between investment options in excess of a certain number).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract Fee (Variable Investment Option Fee) (1)	1.15%	1.15%
Investment options (Portfolio fees and expenses) (2)	0.69%	0.99%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.20%	0.20%

(1)
 Expressed as an annual percentage of daily net assets in the variable investment options. This fee does not apply to amounts held in the Segments.
(2)
 Expressed as an annual percentage of daily net assets in the Portfolios. This range is for the year ended December 31, 2023 and could change from year to year.
(3)
 Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments in the SIO.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract or make any other transactions, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,695	Highest Annual Cost $2,105
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Portfolio fees and expenses • No sales charges • No additional contributions, transfers or withdrawals
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of optional benefits (Return of Premium death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Charges for Early Withdrawals [Text Block]
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 6% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment.

There is an interim value adjustment for amounts withdrawn from a Segment of the SIO before Segment maturity which could result in up to a 90% loss of the Segment Investment.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” and “Adjustments with respect to early distributions from Segments” in “Charges and expenses” in the Prospectus and Appendix “Segment Interim Value”.

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Amount Surrendered) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000
Transaction Charges [Text Block]
In addition to withdrawal charges, you may also be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges, or when you transfer between investment options in excess of a certain number).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract Fee (Variable Investment Option Fee) (1)	1.15%	1.15%
Investment options (Portfolio fees and expenses) (2)	0.69%	0.99%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.20%	0.20%

(1)
 Expressed as an annual percentage of daily net assets in the variable investment options. This fee does not apply to amounts held in the Segments.
(2)
 Expressed as an annual percentage of daily net assets in the Portfolios. This range is for the year ended December 31, 2023 and could change from year to year.
(3)
 Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments in the SIO.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract or make any other transactions, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,695	Highest Annual Cost $2,105
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Portfolio fees and expenses • No sales charges • No additional contributions, transfers or withdrawals
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of optional benefits (Return of Premium death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.15%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.15%	[1]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the variable investment options. This fee does not apply to amounts held in the Segments.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.69%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.99%	[2]
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolios. This range is for the year ended December 31, 2023 and could change from year to year.
Optional Benefits Minimum [Percent]	0.20%	[3]
Optional Benefits Maximum [Percent]	0.20%	[3]
Optional Benefits Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments in the SIO.
Lowest and Highest Annual Cost [Table Text Block]

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract or make any other transactions, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,695	Highest Annual Cost $2,105
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Portfolio fees and expenses • No sales charges • No additional contributions, transfers or withdrawals
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of optional benefits (Return of Premium death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Lowest Annual Cost [Dollars]	$ 1,695
Highest Annual Cost [Dollars]	$ 2,105
Risks [Table Text Block]

RISKS
Risk of Loss
The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Risks Associated with Investment Options
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., the Portfolios) and the SIO. Each investment option, including the SIO, available under the contract, has its own unique risks. You should review the investment options and Segments of the SIO available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Structured Investment Option,” “Variable investment options” and “Portfolios of the Trusts” in “Purchasing the contract”, as well as, “Principal risks of investing in the contract” and Appendix “Portfolio Companies available under the contract” in the Prospectus.

Insurance Company Risks
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value. The general obligations, including the SIO, under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Investment Restrictions [Text Block]
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the investment options and to limit the number of investment options which you may select. Such rights include, among others, combining any two or more investment options and transferring account value from any investment option to another investment option.

For more information see “The Separate Account” in “More information” in the Prospectus.

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers among the variable investment options in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.

For additional information about the investment options, including information regarding volatility management strategies and techniques, see “Transfer charge” in “Charges and expenses” and “Portfolios of the Trusts” and “Structured Investment Option” in “Purchasing the contract” in the Prospectus.

Optional Benefit Restrictions [Text Block]
At any time, we have the right to limit or terminate your ability to contribute to any of the investment options. If you have one or more guaranteed benefits like the Return of Premium Death Benefit (which are also known as optional benefits) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract, you may no longer be able to fund your guaranteed benefit(s).

If you elect the Return of Premium death benefit you generally can not make additional contributions to your contract once you reach age 75.

Withdrawals may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the contract” and “Benefits available under the contract” in the Prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the Prospectus.

Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from the contract. Each of the charges and expenses is more fully described in “Charges and expenses”.
Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

Sales Load Imposed on Purchases	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	6.00%
Transfer Fee (2)	$35
Third Party Transfer or Exchange Fee (3)	$125
Special Service Charges (4)	$90
Segment Interim Value (applies for distributions from a Segment of the SIO prior to the Segment Maturity Date) (5)	90% of Segment Investment

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the year in which we receive that contribution to be “year 1”.

Charge as a % of contribution for each year following contribution
1	2	3	4	5	6	7+
6%	6%	5%	5%	4%	3%	0%

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the variable investment options in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.

(3)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. This charge will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(5)
The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. For Annual Lock Segments, this is the maximum amount you could lose during each
Annual Lock Period. The maximum loss for an Annual Lock Segment could be greater than 90%. If you surrender, annuitize, cancel your variable annuity contract, die, or make a withdrawal from a Segment before the Segment Maturity Date or Annual Lock Anniversary, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” for more information.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Base Contract Fee (Variable Investment Option Fee) (as a percentage of daily net assets in the variable investment options) (1)(2)	1.15%

Optional Benefits Expenses

Return of Premium death benefit charge (as a percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments of the SIO) (3)(4)	0.20%

(1)	This fee does not apply to amounts held in a Segment.
(2)
On a non-guaranteed basis, we may waive any portion of the base contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the base contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Variable Investment Option fee” in “Charges and expenses”.

(3)
On a non-guaranteed basis, we may waive any portion of the Return of Premium Death Benefit charge as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the charge exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the Return of Premium Death Benefit charge, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Return of Premium Death Benefit charge” in “Charges and expenses”.

(4)
If on any date other than a Segment Maturity Date your contract is surrendered or annuitized, a partial withdrawal is taken from a Segment, a death benefit is paid, or the Return of Premium death benefit is otherwise terminated, we will deduct a pro rata portion of the charge from each Segment’s Segment Interim Value.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See Appendix “Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2023, and may fluctuate from year to year.

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.69%	0.99%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, Return of Premium death benefit and that all account value is in the variable investment options.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/BalancedStrategy	$8,453	$12,547	$16,903	$27,536	$2,453	$7,547	$12,903	$27,536
EQ/MoneyMarket	$7,932	$10,976	$14,271	$22,218	$1,932	$5,976	$10,271	$22,218

Transaction Expenses [Table Text Block]
The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

Sales Load Imposed on Purchases	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	6.00%
Transfer Fee (2)	$35
Third Party Transfer or Exchange Fee (3)	$125
Special Service Charges (4)	$90
Segment Interim Value (applies for distributions from a Segment of the SIO prior to the Segment Maturity Date) (5)	90% of Segment Investment

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the year in which we receive that contribution to be “year 1”.

Charge as a % of contribution for each year following contribution
1	2	3	4	5	6	7+
6%	6%	5%	5%	4%	3%	0%

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the variable investment options in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.

(3)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. This charge will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(5)
The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. For Annual Lock Segments, this is the maximum amount you could lose during each
Annual Lock Period. The maximum loss for an Annual Lock Segment could be greater than 90%. If you surrender, annuitize, cancel your variable annuity contract, die, or make a withdrawal from a Segment before the Segment Maturity Date or Annual Lock Anniversary, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” for more information.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	6.00%	[4]
Deferred Sales Load, Footnotes [Text Block]
(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the year in which we receive that contribution to be “year 1”.

Charge as a % of contribution for each year following contribution
1	2	3	4	5	6	7+
6%	6%	5%	5%	4%	3%	0%

Annual Contract Expenses [Table Text Block]

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Base Contract Fee (Variable Investment Option Fee) (as a percentage of daily net assets in the variable investment options) (1)(2)	1.15%

Optional Benefits Expenses

Return of Premium death benefit charge (as a percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments of the SIO) (3)(4)	0.20%

(1)	This fee does not apply to amounts held in a Segment.
(2)
On a non-guaranteed basis, we may waive any portion of the base contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the base contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Variable Investment Option fee” in “Charges and expenses”.

(3)
On a non-guaranteed basis, we may waive any portion of the Return of Premium Death Benefit charge as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the charge exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the Return of Premium Death Benefit charge, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Return of Premium Death Benefit charge” in “Charges and expenses”.

(4)
If on any date other than a Segment Maturity Date your contract is surrendered or annuitized, a partial withdrawal is taken from a Segment, a death benefit is paid, or the Return of Premium death benefit is otherwise terminated, we will deduct a pro rata portion of the charge from each Segment’s Segment Interim Value.

Base Contract Expense (of Average Account Value), Current [Percent]	1.15%	[5],[6]
Base Contract Expense, Footnotes [Text Block]
(1)	This fee does not apply to amounts held in a Segment.
(2)
On a non-guaranteed basis, we may waive any portion of the base contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the base contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Variable Investment Option fee” in “Charges and expenses”.

Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%	[7],[8]
Optional Benefit Expense, Footnotes [Text Block]
(3)
On a non-guaranteed basis, we may waive any portion of the Return of Premium Death Benefit charge as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the charge exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the Return of Premium Death Benefit charge, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Return of Premium Death Benefit charge” in “Charges and expenses”.

(4)
If on any date other than a Segment Maturity Date your contract is surrendered or annuitized, a partial withdrawal is taken from a Segment, a death benefit is paid, or the Return of Premium death benefit is otherwise terminated, we will deduct a pro rata portion of the charge from each Segment’s Segment Interim Value.

Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See Appendix “Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2023, and may fluctuate from year to year.

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.69%	0.99%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)
Portfolio Company Expenses Minimum [Percent]	0.69%	[9]
Portfolio Company Expenses Maximum [Percent]	0.99%	[9]
Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
Surrender Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, Return of Premium death benefit and that all account value is in the variable investment options.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/BalancedStrategy	$8,453	$12,547	$16,903	$27,536	$2,453	$7,547	$12,903	$27,536
EQ/MoneyMarket	$7,932	$10,976	$14,271	$22,218	$1,932	$5,976	$10,271	$22,218

Annuitize Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, Return of Premium death benefit and that all account value is in the variable investment options.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/BalancedStrategy	$8,453	$12,547	$16,903	$27,536	$2,453	$7,547	$12,903	$27,536
EQ/MoneyMarket	$7,932	$10,976	$14,271	$22,218	$1,932	$5,976	$10,271	$22,218

No Surrender Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, Return of Premium death benefit and that all account value is in the variable investment options.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/BalancedStrategy	$8,453	$12,547	$16,903	$27,536	$2,453	$7,547	$12,903	$27,536
EQ/MoneyMarket	$7,932	$10,976	$14,271	$22,218	$1,932	$5,976	$10,271	$22,218

Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

Risks associated with the Structured Investment Option

There are certain unique risks associated with the Structured Investment Option.

•	There is a risk of a substantial loss of your principal and previously credited interest because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer on the Segment Maturity Date or Annual Lock Anniversary. The highest level of protection provided by a single Segment Investment Option is the -30% Segment Buffer (only available on certain Segments) and the lowest level of protection is the -10% Segment Buffer.

For Standard Segments
. For example, the -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 70% of your principal and previously credited interest with a
-30%
Segment Buffer, up to 80% of your principal and previously credited interest with a -20% Segment Buffer and up to 90% of your principal and previously credited interest with a -10% Segment Buffer. Each time you roll over your Segment Maturity Value into a new Standard Segment you are subject to the same risk of loss as described above.

For Annual Lock Segments
. The -10% Segment Buffer protects against the first 10% of loss each Annual Lock Period. If the Index Performance Rate declines by more than the Segment Buffer during an Annual Lock Period, you will lose an amount equal to 1% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that during an Annual Lock Period you could lose up to 90% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) with the
-10%
Segment Buffer. The cumulative result means that you could lose more than 90% of your principal and previously credited interest in an Annual Lock Segment. Each time you roll over your Segment Maturity Value into a new Annual Lock Segment you are subject to the same risk of loss as described above.

For Step Up, Dual Direction and Enhanced Upside Segments
. The -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer.
This means that you could lose up to 90% of your principal and previously credited interest with a -10% Segment Buffer. Each time you roll over your Segment Maturity Value into a new Step Up or Dual Direction Segment you are subject to the same risk of loss as described above.

•	For Standard, Step Up, Dual Direction and Enhanced Upside Segments, your Segment Rate of Return for any Segment is limited by its Performance Cap Rate, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index. For Annual Lock Segments, your Annual Lock Yearly Rate of Return for any Segment is limited by its Performance Cap Rate, which could cause your Annual Lock Yearly Rate of Return and Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index.

•	The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment.

•	The Performance Cap Rate for the same Segment may be higher for owners who elect that Segment during their first Contract Year than for owners who are in their second or later Contract Year.

The Performance Cap Rate is a rate of return from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next), NOT an annual rate of return, even if the Segment Duration is longer than one year.

•	The method we use in calculating your Segment Interim Value may result in an amount lower than your Segment Investment, even if the corresponding Index has experienced positive investment performance since the Segment Start Date. Also, this amount may be less than the amount you would receive had you held the investment until the Segment Maturity Date.

—
If you take a withdrawal, including required minimum distributions, and there is insufficient value in the variable investment options, the Segment Type Holding Accounts and the dollar cap averaging account, we will withdraw amounts from any active Segments in your contract. Amounts withdrawn from active Segments will be valued using the formula for calculating the Segment Interim Value and will reduce your Segment Investment.

—	If you die, annuitize, cancel or surrender your contract before the Segment Maturity Date, we will pay the Segment Interim Value.
—
Any calculation of the Segment Interim Value will generally be affected by changes in both the volatility and level of the relevant Index, as well as interest rates. The calculation of the Segment Interim Value is linked to various factors, including the value of hypothetical fixed instruments and derivatives as described in Appendix “Segment Interim Value” of this Prospectus. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. Prior to the Segment Maturity Date you will not receive the full potential of the Performance Cap since the participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment or Annual Lock Period. Generally, you will not receive the full protection of the Segment Buffer prior to the Segment Maturity Date because the Segment Interim Value only reflects a portion of the downside protection expected to be provided on the Segment Maturity Date or Annual Lock Anniversary. As a Segment moves closer to the Segment Maturity Date or Annual Lock Anniversary, the Segment Interim Value would generally reflect higher realized gains of the Index performance or, in the case of negative performance, increased downside Segment Buffer protection. All other factors being equal, the Segment Interim Value would generally be lower the earlier a withdrawal or surrender is made during a Segment or Annual Lock Period. This means you participate to a lesser extent in upside performance and downside protection the earlier you take a withdrawal.

—
The Company’s decision to use investment rates, which are generally higher than swap rates, to calculate the Fair Value of Hypothetical Fixed Instruments component of the Segment Interim Value will result in a lower value for that component relative to using swap rates to calculate that component and, all other things being equal, will result in a lower recalculated Segment Investment if a partial withdrawal is taken from a Segment or a lower withdrawal amount if a full withdrawal is taken from a Segment.

•	You cannot transfer out of a Segment prior to its maturity to another investment option. You can only make withdrawals out of a Segment or surrender your contract. The amount you would receive would be calculated using the formula for the Segment Interim Value.

•	We may, in our sole discretion, not offer certain Segments on one or more Segment Start Dates.

•	We may not offer new Segments of any or all Segment Types, so a Segment may not be available for you to transfer your Segment Maturity Value into after the Segment Maturity Date.

•	If a beneficiary elects the “5-year rule” under the Beneficiary continuation option (i.e., the entire account value must be fully withdrawn by the end of the calendar year which contains the fifth anniversary of the owner’s death), that beneficiary is not permitted to transfer any account value that is in a variable investment option into any 6-year Segment nor are they permitted to transfer any account value from a maturing Segment into any 6-year Segment.

•	We have the right to substitute an alternative index prior to Segment Maturity if the publication of one or more Indices is discontinued or at our sole discretion we determine that our use of such Indices should be discontinued or if the calculation of one or more of the Indices is substantially changed. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced Index.

•	If a Segment cannot be matured until after the scheduled Segment Start Date, we may create new Segments of Segment Types that utilize unaffected Indices on the scheduled Segment Start Date. This may occur if the Segment Maturity Date for a Segment is delayed more than once because the value for the relevant underlying Index of the Segment is not published on the designated Segment Maturity Date. If your instructions include an allocation from a Segment whose Segment Maturity Date has been delayed to a new Segment whose underlying Index is unaffected, we will not be able to transfer that portion of your Segment Maturity Value from the affected Segment to the unaffected Segment. We will use reasonable efforts to allocate your Segment Maturity Value in accordance with your instructions, which may include holding amounts in Segment Type Holding Accounts until the next Segment Start Date.

•	The amounts held in a Segment Type Holding Account may earn a return that is less than the return you might have earned if those amounts were held in another variable investment option.

•	Step Up, Dual Direction and Enhanced Upside Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer.

•	For Enhanced Upside Segments, the impact from the Enhanced Upside Rate on the Segment Rate of Return may be limited by the Performance Cap Rate. This means you will receive the Performance Cap Rate instead of the fully enhanced Index Performance Rate as your Segment Rate of Return if the Index Performance Rate equals or exceeds the Performance Cap Rate.

•	Standard Segment Types with greater protection tend to have lower Performance Cap Rates than other Standard Segment Types that use the same Index and duration but provide less protection.

•	The Segments track the performance of an Index. By investing in the Structured Investment Option, you are not actually invested in an Index, an exchange-traded fund that tracks an index, or any underlying securities.

•	Your Segment Maturity Value is subject to application of the Performance Cap Rate and the Segment Buffer. For Standard, Step Up, Dual Direction and Enhanced

Upside Segments, your Segment Maturity Value is not affected by the price of the Index on any date between the Segment Start Date and the Segment Maturity Date. For Annual Lock Segments, your Annual Lock Anniversary Ending Amount is not affected by the price of the Index on any date between the Segment Start Date and the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next).

•	As an investor in the Segment, you will not have voting rights or rights to receive cash dividends or other distributions or other rights that holders of the shares of the funds or holders of securities comprising the indices would have.

•	Values of securities can fluctuate, and sometimes wildly fluctuate, in response to changes in the financial condition of a company as well as general market, economic or political conditions.

—
Foreign securities involve risks not associated with U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values. There are greater risks involved with investments linked to emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

•	If you invest in a Segment that provides performance tied to the performance of the iShares ® MSCI EAFE ETF, you should consider the following:

—
The performance of the iShares
®
MSCI EAFE ETF may not replicate the performance of, and may underperform the MSCI EAFE Index (the “underlying Index”). The price of the iShares
®
MSCI EAFE ETF will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the iShares
®
MSCI EAFE ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying Index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the iShares
®
MSCI EAFE ETF and not the underlying Index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying Index or the components of the underlying Index.

—	The investment objective and strategies of the iShares ® MSCI EAFE ETF are potentially subject to change.

—	The iShares ® MSCI EAFE ETF invests in foreign securities.
•	Past performance of an Index is not an indication of its future performance.

•	Because of the way Segment Rate of Return is calculated for Step Up Segments, when the Index Performance Rate is near zero, a very small difference in the Index of Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Performance Cap Rate is 8.00% and the Index Performance Rate is 0.00% on the Segment Maturity Date, the Segment Rate of Return would be 8.00%. However, if the Index Performance Rate had instead been -0.01% on the Segment Maturity Date the Segment Rate of Return would be 0.00%.

•	Because of the way the Segment Rate of Return is calculated for Dual Direction Segments, when the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Index Performance Rate is -10.00% on the Segment Maturity Date the Segment Rate of Return is 10.00% whereas, if the Index Performance Rate is -10.01% on the Segment Maturity Date the Segment Rate of Return is -0.01%.

Risks associated with the Variable Investment Options

There are certain unique risks associated with the Contract.

•	The value of your variable investment options will fluctuate and you could lose some or all of your account value.

•	The level of risk you bear and your potential investment performance will differ depending on the investments you choose.

Risks associated with withdrawals and surrenders

•	Withdrawals and surrenders may be subject to withdrawal charges, income taxes, and tax penalties.

•	Withdrawals will reduce your account value and death benefit and the amount of the reduction in the Return of Premium death benefit may be greater than the dollar amount of the withdrawal.

•	If you take a withdrawal or surrender from the SIO prior to Segment maturity you may receive less than the amount invested and less than the amount you would receive had you held the investment until Segment maturity.

•	If your account value falls below the applicable minimum account size as a result of a withdrawal, the contract will terminate.

•
If you take a withdrawal or surrender your contract, any applicable withdrawal charge is calculated as a percentage of contributions, not account value. It is possible that the percentage of account value withdrawn could exceed the applicable withdrawal charge percentage. For example, assume you make a onetime contribution of $1,000 at contract issue. If your account value is $800 in contract year 3 and you surrender your contract, a withdrawal charge percentage of 5% is applied. The withdrawal charge would be $50 (5% of the $1,000 contribution). This is a 6.25% reduction of your account value, which results in a cash value of $750 paid to you.

Risks associated with the Company

•	No company other than us has any legal responsibility to pay amounts that the Company owes under the contract. An owner should look to the financial strength of the Company for its claims-paying ability.

Risks associated with the Return of Premium Death Benefit

•	You cannot terminate the Return of Premium Death Benefit once you elect it. This means that you cannot avoid paying the charge for the Return of Premium Death Benefit even if you no longer want or need the protection offered by the Return of Premium Death Benefit. This also means you cannot avoid paying the charge when the account value is higher than your adjusted contributions.

•	If you elect the Return of Premium Death Benefit, then you cannot make contributions to the contract once the oldest living Reference Life reaches age 76 (or the first contract date anniversary if later). This means that you will not be able to increase the Return of Premium Death Benefit amount after this date.

•	If the owner of the contract is changed, the original owner(s) will remain as the Reference Life (Reference Lives) for the Return of Premium Death Benefit. This means that if the new owner dies before the Reference Life (Reference Lives), the Return of Premium Death Benefit is not payable. Also, the Return of Premium Death Benefit is not payable if the new owner elects an annuity payout option, which terminates the benefit.

•	If you elect the Return of Premium Death Benefit and subsequently divorce:

—	if a portion of the account value is withdrawn due to divorce, the value of your Return of Premium Death Benefit will be reduced by an amount that may be more than the amount withdrawn;

—	the sole Reference Life for this death benefit will not change even if the ownership does which may result in the beneficiary (or beneficiaries) not receiving the Return of Premium Death Benefit; and

—
the joint Reference Lives will not change unless one
ex-spouse
is awarded sole ownership of the contract and all necessary documentation is provided to change the ownership of the contract to that ex-spouse
before either one of the joint Reference Lives dies which may result in the beneficiary (or beneficiaries) not receiving the Return of Premium Death Benefit.

Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice.

COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.
Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate th
ese risks and secure our systems and business operations from such failures, attacks and events.

Item 10. Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Standard Death Benefit	Guarantees beneficiaries will receive a benefit equal to your account value.	Standard	No Additional Charge		• Available only at contract purchase
Return of Premium Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Optional	0.20% (1)
•   Available only at contract purchase
•   Available only to contract holder age 75 or younger
•   Withdrawals could significantly reduce or terminate the benefit
•   Generally no additional contributions are permitted under the contract once you reach age 75

(1)	Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments of the SIO.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current

Dollar Cap Averaging	Transfer account value to selected segment type holding accounts on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• $25,000 minimum to begin program
The standard death benefit is equal to the account value as of the date we receive satisfactory proof of the owner’s death, any required instructions for the method of payment, and all information and forms necessary to effect payment. There is no additional charge for this benefit.

Return of Premium death benefit

At issue, you may elect the optional Return of Premium Death Benefit for an additional charge. The charge for this benefit is 0.20%. Once elected, the Return of Premium Death Benefit may not be voluntarily terminated.

The Return of Premium Death Benefit amount is equal to your initial contribution and any subsequent contributions to the contract less a deduction that reflects any withdrawals you make from the contract (including any withdrawal charges). The amount of this deduction is described under “How withdrawals affect your Return of Premium Death Benefit”. The amount of any withdrawal charge is described in “Charges and expenses — Withdrawal charge”. The death benefit payable if the Return of Premium Death Benefit is elected is the greater of the Return of Premium Death Benefit amount or the account value on the date we receive satisfactory proof of the Reference Life’s death, any required instructions for the method of payment, and all information and forms necessary to effect payment. For example, if your total contributions to the contract are $100,000 (and your account value is $90,000) and you have not taken any withdrawals, your Return of Premium Death Benefit amount is $100,000.

The Return of Premium Death Benefit is payable prior to annuitization upon the death of the Reference Life (or surviving Reference Life if there are joint Reference Lives). While the owner of the contract can be changed, the Reference Life cannot generally be changed. After the contract is issued the Reference Life (Lives) can only change as follows:

•	if you provide the required forms to remove an original joint owner due to divorce, we also remove that joint owner as a Reference Life; or

•	if the sole beneficiary is the surviving spouse, is under age 76, and elects to continue the contract upon the death of the sole Reference Life who was also the sole owner, that surviving spouse will become the new Reference Life.

If the contract has a
non-natural
owner, changing the annuitant will be treated as the death of the owner (but not as the death of the Reference Life) and the Return of Premium Death Benefit will not be payable but federal income tax rules will generally require payment of amounts under the contract within five years of changing the annuitant.

The Return of Premium Death Benefit is not available for issue ages 76 and higher. If the contract has joint owners, they must be spouses to elect the Return of Premium Death Benefit and both be less than 76 years old at issue. The Return of Premium Death Benefit is not available if the contract has a non-natural
owner and joint annuitants. No contributions are allowed after age 75 (or the first contract anniversary if later) if you elect the Return of Premium Death Benefit.
A pro rata portion of the Return of Premium Death Benefit charge is deducted when calculating the Segment Interim Value if you withdrawal amounts from Segments on any day other than the Segment Maturity Date or if the contract is surrendered, annuitized or a death benefit paid on a date other than the Segment Maturity Date. The Segment Investment is also reduced if a portion of the Return of Premium Death Benefit charge is deducted as part of the Segment Interim Value calculation.

How withdrawals affect your Return of Premium Death Benefit

Withdrawals through the date of death of the Reference Life (or surviving Reference Life if there are joint Reference Lives) reduce the Return of Premium Death Benefit amount on a pro rata basis by the same proportion that the account value is reduced on the date of the withdrawal. If you take a withdrawal from your contract, you will reduce the Return of Premium Death Benefit amount and the reduction may be greater than the amount withdrawn. For example, if your account value is $30,000 and you withdraw $12,000 (including any withdrawal charge and Return of Premium Death Benefit charge), you have withdrawn 40% of your account value. If your Return of Premium Death Benefit amount was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 * 40%) and your new Return of Premium Death Benefit amount after the withdrawal would be $24,000 ($40,000 – $16,000). Withdrawals after the date of death of the Reference Life (or surviving Reference Life if there are joint Reference Lives) reduce the Return of Premium Death Benefit by the dollar amount your account value is reduced.

A pro rata portion of the Return of Premium Death Benefit charge is deducted when calculating the Segment Interim Value if you withdrawal amounts from Segments on any day other than the Segment Maturity Date.

How divorce may affect your Return of Premium Death Benefit

If you and your spouse become divorced after you purchase a contract with the Return of Premium Death Benefit, we will not divide the Return of Premium Death Benefit as part of the divorce settlement or judgement. If you are the sole owner (and Reference Life) of a contract with the Return of Premium Death Benefit, we will not remove you as the Reference Life even if your ex-spouse
becomes the sole owner of the contract as part of the divorce settlement or judgement. If you and your spouse are joint Reference Lives and you subsequently divorce, only upon submission of the necessary documentation to change the ownership of the contract to only one of the ex-spouses
will we drop the other
ex-spouse
as a Reference Life.
If the ownership is not changed before one of the
ex-spouses
dies, the Return of Premium Death Benefit will not be payable
.
As noted earlier, the charge for the Return of Premium Death Benefit does not end on the transfer of ownership.

As a result of the divorce, you may be required to withdraw amounts from the contract to be paid to your ex-spouse.
Any
such withdrawal will reduce the Return of Premium Death Benefit amount pro rata (and therefore possibly by more than the amount withdrawn), and a withdrawal charge and Return of Premium Death Benefit charge may also apply.

Payment of Death Benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary during your lifetime and while the contract is in force. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Any part of a death benefit for which there is no named or designated beneficiary living at your death will be payable in a single sum to your surviving spouse, if any; if there is no surviving spouse, then to the surviving children in equal shares; if there are no surviving children, then to your estate. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. If the contract is owned by a qualified plan trust or other entity, the death benefit is payable to the entity owner. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor.

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

Effect of the owner’s death

The Return of Premium Death Benefit was not elected.
In general, if the owner dies while the contract is in force, but before annuitization the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract is owned by a non-natural person, the death of the primary annuitant triggers rules regarding the death of an owner.
Once we have received notice of the owner’s death, we will not make any transfers from Segment Type Holding Accounts to Segments. Amounts in the Segment Type Holding Accounts will be defaulted into the EQ/Money Market variable investment option. When Segments mature, the Segment Maturity Value will be transferred to the EQ/Money Market variable investment option.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option (“BCO”). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the “Spousal continuation” feature, or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal
joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under “Non-spousal joint owner contract continuation.” If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner, under “Spousal continuation” or under our Beneficiary continuation option, as discussed below.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner’s death (the
“5-year
rule”). In certain cases, an individual beneficiary or
non-spousal
surviving joint owner may opt to receive payments over his/her life (or over a period not to exceed his/her life expectancy) if payments commence within one year of the owner’s death. Any such election must be made in accordance with our rules at the time of death.

The Return of Premium Death Benefit was elected.
In general, if the owner, who is also the sole Reference Life, dies while the contract is in force but before annuitization, the contract terminates and the death benefit is paid. If the contract is jointly owned at issue and the Reference Lives are spouses when the first Reference Life dies, the Return of Premium Death Benefit is payable upon the death of the surviving Reference Life. If the contract is owned by a non-natural
person, the annuitant will be the Reference Life and the death of the annuitant triggers the same rules that apply to the death of an owner.

If the original owner is changed to a new owner, and the new owner (who is not the Reference Life) dies before the Reference Life (or surviving Reference Life, if applicable), the Return of Premium Death Benefit is not payable and the post-death distribution rules discussed above apply.
See
“The Return of Premium Death Benefit was not elected”. Likewise, if a joint owner is added to the contract and that new joint owner (who is not the Reference Life) dies before the Reference Life, the Return of Premium Death Benefit is not payable and the post-death distribution rules apply.

Once we have notice of the Reference Life’s death (or surviving Reference Life’s death, if applicable), we will not make any transfers from Segment Type Holding Accounts to Segments. Amounts in the Segment Type Holding Accounts
will be defaulted into the EQ/Money Market variable investment option. When Segments mature, the Segment Maturity Value will be transferred to the EQ/Money Market variable investment option.

There are certain circumstances, however, in which the contract can be continued by a successor owner or under the Beneficiary continuation option (“BCO”). If you are the sole Reference Life and your spouse is the sole primary beneficiary, your surviving spouse may be able to continue the contract as a successor owner, under “Spousal continuation” if your surviving spouse is not yet 76 years old. If your eligible surviving spouse continues the contract and the Return of Premium Death Benefit amount is greater than the account value, the difference will be added to the EQ/Money Market variable investment option unless your surviving spouse provides different allocation instructions.

If the beneficiary is not the surviving spouse, Spousal continuation is not available, but other post-death payout options under the BCO may be available.

Non-spousal
joint owner contract continuation

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any amount payable under the contract must be fully paid to the surviving joint owner within five years, unless one of the exceptions described here applies. The surviving owner may instead elect to take an installment payout or an annuity payout option we may offer at the time under the contract, provided payments begin within one year of the deceased owner’s death. If an annuity or installment payout is elected, the contract terminates and a supplemental contract is issued.

If the older owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) take an installment payout or an annuity payout option we may offer at the time under the contract within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option discussed below. If the contract continues, withdrawal charges will no longer apply if you did not elect the Return of Premium Death Benefit, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) take an installment payout or annuity within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option discussed below. If the contract continues, withdrawal charges will continue to apply and no additional contributions will be permitted. If you did not elect the Return of Premium Death Benefit, the account value death benefit becomes payable to the beneficiary if the older owner dies within five years after the death of the younger owner.

Spousal continuation

Return of Premium Death Benefit was not elected.
If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural
person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 95 or younger as of the date of the deceased spouse’s death to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a single owner contract) may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

•	In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where a NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant’s death the annuitant’s spouse is the sole beneficiary of the Living Trust, the Trust, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant’s death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

•	The withdrawal charge schedule remains in effect.

The transfer restrictions on amounts in Segments prior to election of Spousal continuation remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in other investment options.

If you divorce, Spousal continuation does not apply.

Return of Premium Death Benefit was elected.
If you are the original contract owner (and Reference Life) and your spouse is the sole primary beneficiary, your spouse may elect to continue the contract, including the Return of Premium Death Benefit, as successor owner (and the new
Reference Life) upon your death under certain conditions. The Return of Premium Death Benefit charge will continue to apply. Spousal beneficiaries (who were not also a Reference Life) must be 75 or younger as of the date of the deceased spouse’s death to continue the contract under Spousal continuation. If you jointly own the contract with your spouse and you are joint Reference Lives, the contract continues with your spouse as the surviving Reference Life. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

If you divorce, Spousal continuation does not apply.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the amount payable under the contract in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to the changes made by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019. Please speak with your financial professional or see Appendix “State contract availability and/or variations of certain features and benefits” for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to the changes made by the SECURE Act. Please speak with your financial professional for further information.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.
 The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death. Trusts for individuals which would be considered as “see-through” trusts under the rules prior to January 1, 2020 no longer qualify to elect the beneficiary continuation option, except under narrowly defined circumstances.

If the beneficiary chooses this option, they are not permitted to transfer any account value to a 6-year Segment but instead can only transfer account value to a Step Up Segment, 1 year Standard Segment or a variable investment option.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	The beneficiary replaces the deceased owner as annuitant.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	Transfer restrictions on amounts in Segments prior to election of the beneficiary continuation option remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in certain investment options.

•	A beneficiary who chooses to receive annual payments over his life expectancy should consult his tax adviser about selecting Segments that provide sufficient liquidity to satisfy the payout requirements under this option.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the variable investment options but no additional contributions will be permitted.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB or you died on or before December 31, 2019, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary’s death; or (2) if your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within 10 years of your death. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Beneficiary continuation option for NQ contracts only.
This feature may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, “beneficiary” refers to the successor owner or the surviving joint owner who elects this feature. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the
“5-year
rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the
5-year
rule, there will be no scheduled payments. Under the
5-year
rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death. If the beneficiary chooses this option, they are not permitted to transfer any account value to a 6-year Segment but instead can only transfer account value to a Step Up Segment, 1 year Standard Segment or a variable investment option.

Under the beneficiary continuation option for NQ contracts:

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The beneficiary automatically replaces the existing annuitant.

•	The contract continues with your name on it for the benefit of your beneficiary.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	Transfer restrictions on amounts in Segments prior to the election of the beneficiary continuation option remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in certain investment options.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the variable investment options but no additional contributions will be permitted.

•	If the beneficiary chooses the
“5-year
rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•	Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the
5-year
rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the amount payable under the contract is a death benefit:

•	No withdrawal charges will apply to withdrawals of the death benefit by the beneficiary.

If the amount payable under the contract is the cash value:

•	The contract’s withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract’s free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

•	We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the “Withdrawal charges” in “Charges and expenses”.

A beneficiary should speak to his or her tax professional about which continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the beneficiary’s age, need for immediate income and a desire to continue the contract.

Other Benefits

Dollar Cap Averaging Program

Our Dollar Cap Averaging Program (“Program”) is an administrative service designed to systematically invest in any of the available Segments over a period of either three or six months. The Program invests in the dollar cap averaging account, which is part of the EQ/Money Market variable investment option. The dollar cap averaging account has the same rate of return as the EQ/Money market variable investment option. The Program allows you to gradually allocate amounts to available Segment Type Holding Accounts by periodically transferring approximately the same dollar amount to your selected Segment Type Holding Accounts. Regular allocations to the Segment Type Holding Accounts will allow you to invest in the Segments at different Performance Cap Rates. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses. We may, at any time, exercise our right to terminate transfers to any of the Segment Type Holding Accounts, limit the number of Segments which you may elect or discontinue offering the Program.

Under the Dollar Cap Averaging Program:

•	The minimum initial contribution required to establish a Program is $25,000.

•	There is no minimum contribution requirement for subsequent contributions to an existing Program. Subsequent contributions do not extend the time period of the Program. Subsequent contributions will increase the amount of each periodic transfer into the designated Segment Type Holding Account(s) for the remainder of the Program.

•	The Program can be funded from both new contributions to your contract and transfers from the investment options, including the EQ/Money Market variable investment option.

•	If you elect to invest in the Program at contract issue, 100% of your initial contribution must be allocated to the Program. In other words, your initial contribution cannot be split between your Program and any other investment option available under the contract.

•	Your allocation instructions for the Program must match your instructions on file on the day the Program is established. If you change your allocation instructions on file, the instructions for your Program will change to match your new allocation instructions.

•	We offer time periods of 3 and 6 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it.

•	Currently, your account value will be transferred from the Program into your designated Segment Type Holding Account(s) on a monthly basis (using the first transfer into a Segment as the starting point for the monthly transfers). For example, if the first Segment Start Date is the first Thursday in June, each subsequent Dollar Cap Averaging transfer will generally occur on the first Thursday of the month until the requested duration is met. We may offer the Program in the future with transfers on a different basis. You can learn more about the Program by contacting your financial professional or our processing office.

•	Transfers from the dollar cap averaging account into the designated Segment Type Holding Account(s) will occur the business day preceding the next Segment Start Date. For example, if a contract is issued on January 10th and the next Segment Start Date is January 16th and January 15th is a Business Day, the first transfer from the dollar cap averaging account into the designated Segment Type Holding Account(s) will generally occur on January 15th.
•	Any transfers or withdrawals from the dollar cap averaging account will terminate the Program. Upon termination, all funds will be transferred to the investment options according to your allocation instructions. However, any forced withdrawals from the dollar cap averaging account as a result of an RMD will not terminate the Program.

•	If a Segment Type is suspended, any amount in the dollar cap averaging account destined for that Segment will be transferred to the Segment Type Holding Account. It will remain there until the next Segment Start Date on which the Segment is not suspended. If one of the Segment Types is terminated or discontinued, the value in the terminated Segment Type Holding Account will be moved to the EQ/Money Market variable investment option and the Program will continue.

If there are multiple Segments being transferred into as part of the Program and on the first Segment Start Date one of the Segment Types is suspended, the Suspended Segment Type will transfer on the next Segment Start Date and all subsequent transfers will generally occur on the same Thursday of the month established by the non-suspended transfers.

•	You may cancel your participation in the Program at any time by notifying us in writing. If you terminate your Program, we will transfer any amount remaining in the dollar cap averaging account to the investment options according to your allocation instructions.

Benefits Available [Table Text Block]

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Standard Death Benefit	Guarantees beneficiaries will receive a benefit equal to your account value.	Standard	No Additional Charge		• Available only at contract purchase
Return of Premium Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Optional	0.20% (1)
•   Available only at contract purchase
•   Available only to contract holder age 75 or younger
•   Withdrawals could significantly reduce or terminate the benefit
•   Generally no additional contributions are permitted under the contract once you reach age 75

(1)	Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments of the SIO.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current

Dollar Cap Averaging	Transfer account value to selected segment type holding accounts on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• $25,000 minimum to begin program

Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%	[7],[8]
Optional Benefit Expense, Footnotes [Text Block]
(3)
On a non-guaranteed basis, we may waive any portion of the Return of Premium Death Benefit charge as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the charge exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the Return of Premium Death Benefit charge, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Return of Premium Death Benefit charge” in “Charges and expenses”.

(4)
If on any date other than a Segment Maturity Date your contract is surrendered or annuitized, a partial withdrawal is taken from a Segment, a death benefit is paid, or the Return of Premium death benefit is otherwise terminated, we will deduct a pro rata portion of the charge from each Segment’s Segment Interim Value.

Item 17. Portfolio Companies (N-4) [Text Block]
Appendix: Portfolio Companies available under the contract

The following is a list of Portfolio Companies available under the contract.
More
information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH157145. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to
EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses	Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Asset Allocation	EQ/Balanced Strategy† — Equitable Investment Management Group, LLC (“EIMG”)	0.99%	13.22%	6.13%	4.53%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.69%	4.47%	1.48%	0.90%
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Prospectuses Available [Text Block]
The following is a list of Portfolio Companies available under the contract.
More
information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH157145. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to
EquitableFunds@dfinsolutions.com.

Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses	Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Asset Allocation	EQ/Balanced Strategy† — Equitable Investment Management Group, LLC (“EIMG”)	0.99%	13.22%	6.13%	4.53%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.69%	4.47%	1.48%	0.90%
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

C000183461 [Member] | Risk of Loss [Member]
Prospectus:
Risk [Text Block]
The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Principal Risk [Text Block]
Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000183461 [Member] | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Principal Risk [Text Block]
Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

C000183461 [Member] | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., the Portfolios) and the SIO. Each investment option, including the SIO, available under the contract, has its own unique risks. You should review the investment options and Segments of the SIO available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Structured Investment Option,” “Variable investment options” and “Portfolios of the Trusts” in “Purchasing the contract”, as well as, “Principal risks of investing in the contract” and Appendix “Portfolio Companies available under the contract” in the Prospectus.

C000183461 [Member] | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value. The general obligations, including the SIO, under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

C000183461 [Member] | Risks associated with the Structured Investment Option [Member]
Prospectus:
Principal Risk [Text Block]
Risks associated with the Structured Investment Option

There are certain unique risks associated with the Structured Investment Option.

•	There is a risk of a substantial loss of your principal and previously credited interest because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer on the Segment Maturity Date or Annual Lock Anniversary. The highest level of protection provided by a single Segment Investment Option is the -30% Segment Buffer (only available on certain Segments) and the lowest level of protection is the -10% Segment Buffer.

For Standard Segments
. For example, the -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 70% of your principal and previously credited interest with a
-30%
Segment Buffer, up to 80% of your principal and previously credited interest with a -20% Segment Buffer and up to 90% of your principal and previously credited interest with a -10% Segment Buffer. Each time you roll over your Segment Maturity Value into a new Standard Segment you are subject to the same risk of loss as described above.

For Annual Lock Segments
. The -10% Segment Buffer protects against the first 10% of loss each Annual Lock Period. If the Index Performance Rate declines by more than the Segment Buffer during an Annual Lock Period, you will lose an amount equal to 1% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that during an Annual Lock Period you could lose up to 90% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) with the
-10%
Segment Buffer. The cumulative result means that you could lose more than 90% of your principal and previously credited interest in an Annual Lock Segment. Each time you roll over your Segment Maturity Value into a new Annual Lock Segment you are subject to the same risk of loss as described above.

For Step Up, Dual Direction and Enhanced Upside Segments
. The -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer.
This means that you could lose up to 90% of your principal and previously credited interest with a -10% Segment Buffer. Each time you roll over your Segment Maturity Value into a new Step Up or Dual Direction Segment you are subject to the same risk of loss as described above.

•	For Standard, Step Up, Dual Direction and Enhanced Upside Segments, your Segment Rate of Return for any Segment is limited by its Performance Cap Rate, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index. For Annual Lock Segments, your Annual Lock Yearly Rate of Return for any Segment is limited by its Performance Cap Rate, which could cause your Annual Lock Yearly Rate of Return and Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index.

•	The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment.

•	The Performance Cap Rate for the same Segment may be higher for owners who elect that Segment during their first Contract Year than for owners who are in their second or later Contract Year.

The Performance Cap Rate is a rate of return from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next), NOT an annual rate of return, even if the Segment Duration is longer than one year.

•	The method we use in calculating your Segment Interim Value may result in an amount lower than your Segment Investment, even if the corresponding Index has experienced positive investment performance since the Segment Start Date. Also, this amount may be less than the amount you would receive had you held the investment until the Segment Maturity Date.

—
If you take a withdrawal, including required minimum distributions, and there is insufficient value in the variable investment options, the Segment Type Holding Accounts and the dollar cap averaging account, we will withdraw amounts from any active Segments in your contract. Amounts withdrawn from active Segments will be valued using the formula for calculating the Segment Interim Value and will reduce your Segment Investment.

—	If you die, annuitize, cancel or surrender your contract before the Segment Maturity Date, we will pay the Segment Interim Value.
—
Any calculation of the Segment Interim Value will generally be affected by changes in both the volatility and level of the relevant Index, as well as interest rates. The calculation of the Segment Interim Value is linked to various factors, including the value of hypothetical fixed instruments and derivatives as described in Appendix “Segment Interim Value” of this Prospectus. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. Prior to the Segment Maturity Date you will not receive the full potential of the Performance Cap since the participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment or Annual Lock Period. Generally, you will not receive the full protection of the Segment Buffer prior to the Segment Maturity Date because the Segment Interim Value only reflects a portion of the downside protection expected to be provided on the Segment Maturity Date or Annual Lock Anniversary. As a Segment moves closer to the Segment Maturity Date or Annual Lock Anniversary, the Segment Interim Value would generally reflect higher realized gains of the Index performance or, in the case of negative performance, increased downside Segment Buffer protection. All other factors being equal, the Segment Interim Value would generally be lower the earlier a withdrawal or surrender is made during a Segment or Annual Lock Period. This means you participate to a lesser extent in upside performance and downside protection the earlier you take a withdrawal.

—
The Company’s decision to use investment rates, which are generally higher than swap rates, to calculate the Fair Value of Hypothetical Fixed Instruments component of the Segment Interim Value will result in a lower value for that component relative to using swap rates to calculate that component and, all other things being equal, will result in a lower recalculated Segment Investment if a partial withdrawal is taken from a Segment or a lower withdrawal amount if a full withdrawal is taken from a Segment.

•	You cannot transfer out of a Segment prior to its maturity to another investment option. You can only make withdrawals out of a Segment or surrender your contract. The amount you would receive would be calculated using the formula for the Segment Interim Value.

•	We may, in our sole discretion, not offer certain Segments on one or more Segment Start Dates.

•	We may not offer new Segments of any or all Segment Types, so a Segment may not be available for you to transfer your Segment Maturity Value into after the Segment Maturity Date.

•	If a beneficiary elects the “5-year rule” under the Beneficiary continuation option (i.e., the entire account value must be fully withdrawn by the end of the calendar year which contains the fifth anniversary of the owner’s death), that beneficiary is not permitted to transfer any account value that is in a variable investment option into any 6-year Segment nor are they permitted to transfer any account value from a maturing Segment into any 6-year Segment.

•	We have the right to substitute an alternative index prior to Segment Maturity if the publication of one or more Indices is discontinued or at our sole discretion we determine that our use of such Indices should be discontinued or if the calculation of one or more of the Indices is substantially changed. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced Index.

•	If a Segment cannot be matured until after the scheduled Segment Start Date, we may create new Segments of Segment Types that utilize unaffected Indices on the scheduled Segment Start Date. This may occur if the Segment Maturity Date for a Segment is delayed more than once because the value for the relevant underlying Index of the Segment is not published on the designated Segment Maturity Date. If your instructions include an allocation from a Segment whose Segment Maturity Date has been delayed to a new Segment whose underlying Index is unaffected, we will not be able to transfer that portion of your Segment Maturity Value from the affected Segment to the unaffected Segment. We will use reasonable efforts to allocate your Segment Maturity Value in accordance with your instructions, which may include holding amounts in Segment Type Holding Accounts until the next Segment Start Date.

•	The amounts held in a Segment Type Holding Account may earn a return that is less than the return you might have earned if those amounts were held in another variable investment option.

•	Step Up, Dual Direction and Enhanced Upside Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer.

•	For Enhanced Upside Segments, the impact from the Enhanced Upside Rate on the Segment Rate of Return may be limited by the Performance Cap Rate. This means you will receive the Performance Cap Rate instead of the fully enhanced Index Performance Rate as your Segment Rate of Return if the Index Performance Rate equals or exceeds the Performance Cap Rate.

•	Standard Segment Types with greater protection tend to have lower Performance Cap Rates than other Standard Segment Types that use the same Index and duration but provide less protection.

•	The Segments track the performance of an Index. By investing in the Structured Investment Option, you are not actually invested in an Index, an exchange-traded fund that tracks an index, or any underlying securities.

•	Your Segment Maturity Value is subject to application of the Performance Cap Rate and the Segment Buffer. For Standard, Step Up, Dual Direction and Enhanced

Upside Segments, your Segment Maturity Value is not affected by the price of the Index on any date between the Segment Start Date and the Segment Maturity Date. For Annual Lock Segments, your Annual Lock Anniversary Ending Amount is not affected by the price of the Index on any date between the Segment Start Date and the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next).

•	As an investor in the Segment, you will not have voting rights or rights to receive cash dividends or other distributions or other rights that holders of the shares of the funds or holders of securities comprising the indices would have.

•	Values of securities can fluctuate, and sometimes wildly fluctuate, in response to changes in the financial condition of a company as well as general market, economic or political conditions.

—
Foreign securities involve risks not associated with U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values. There are greater risks involved with investments linked to emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

•	If you invest in a Segment that provides performance tied to the performance of the iShares ® MSCI EAFE ETF, you should consider the following:

—
The performance of the iShares
®
MSCI EAFE ETF may not replicate the performance of, and may underperform the MSCI EAFE Index (the “underlying Index”). The price of the iShares
®
MSCI EAFE ETF will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the iShares
®
MSCI EAFE ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying Index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the iShares
®
MSCI EAFE ETF and not the underlying Index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying Index or the components of the underlying Index.

—	The investment objective and strategies of the iShares ® MSCI EAFE ETF are potentially subject to change.

—	The iShares ® MSCI EAFE ETF invests in foreign securities.
•	Past performance of an Index is not an indication of its future performance.

•	Because of the way Segment Rate of Return is calculated for Step Up Segments, when the Index Performance Rate is near zero, a very small difference in the Index of Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Performance Cap Rate is 8.00% and the Index Performance Rate is 0.00% on the Segment Maturity Date, the Segment Rate of Return would be 8.00%. However, if the Index Performance Rate had instead been -0.01% on the Segment Maturity Date the Segment Rate of Return would be 0.00%.

•	Because of the way the Segment Rate of Return is calculated for Dual Direction Segments, when the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Index Performance Rate is -10.00% on the Segment Maturity Date the Segment Rate of Return is 10.00% whereas, if the Index Performance Rate is -10.01% on the Segment Maturity Date the Segment Rate of Return is -0.01%.

C000183461 [Member] | Risks associated with the Variable Investment Options [Member]
Prospectus:
Principal Risk [Text Block]
Risks associated with the Variable Investment Options

There are certain unique risks associated with the Contract.

•	The value of your variable investment options will fluctuate and you could lose some or all of your account value.

•	The level of risk you bear and your potential investment performance will differ depending on the investments you choose.

C000183461 [Member] | Risks associated with withdrawals and surrenders [Member]
Prospectus:
Principal Risk [Text Block]

Risks associated with withdrawals and surrenders

•	Withdrawals and surrenders may be subject to withdrawal charges, income taxes, and tax penalties.

•	Withdrawals will reduce your account value and death benefit and the amount of the reduction in the Return of Premium death benefit may be greater than the dollar amount of the withdrawal.

•	If you take a withdrawal or surrender from the SIO prior to Segment maturity you may receive less than the amount invested and less than the amount you would receive had you held the investment until Segment maturity.

•	If your account value falls below the applicable minimum account size as a result of a withdrawal, the contract will terminate.

•
If you take a withdrawal or surrender your contract, any applicable withdrawal charge is calculated as a percentage of contributions, not account value. It is possible that the percentage of account value withdrawn could exceed the applicable withdrawal charge percentage. For example, assume you make a onetime contribution of $1,000 at contract issue. If your account value is $800 in contract year 3 and you surrender your contract, a withdrawal charge percentage of 5% is applied. The withdrawal charge would be $50 (5% of the $1,000 contribution). This is a 6.25% reduction of your account value, which results in a cash value of $750 paid to you.

C000183461 [Member] | Risks associated with the Company [Member]
Prospectus:
Principal Risk [Text Block]
Risks associated with the Company

•	No company other than us has any legal responsibility to pay amounts that the Company owes under the contract. An owner should look to the financial strength of the Company for its claims-paying ability.

C000183461 [Member] | Risks associated with the Return of Premium Death Benefit [Member]
Prospectus:
Principal Risk [Text Block]

Risks associated with the Return of Premium Death Benefit

•	You cannot terminate the Return of Premium Death Benefit once you elect it. This means that you cannot avoid paying the charge for the Return of Premium Death Benefit even if you no longer want or need the protection offered by the Return of Premium Death Benefit. This also means you cannot avoid paying the charge when the account value is higher than your adjusted contributions.

•	If you elect the Return of Premium Death Benefit, then you cannot make contributions to the contract once the oldest living Reference Life reaches age 76 (or the first contract date anniversary if later). This means that you will not be able to increase the Return of Premium Death Benefit amount after this date.

•	If the owner of the contract is changed, the original owner(s) will remain as the Reference Life (Reference Lives) for the Return of Premium Death Benefit. This means that if the new owner dies before the Reference Life (Reference Lives), the Return of Premium Death Benefit is not payable. Also, the Return of Premium Death Benefit is not payable if the new owner elects an annuity payout option, which terminates the benefit.

•	If you elect the Return of Premium Death Benefit and subsequently divorce:

—	if a portion of the account value is withdrawn due to divorce, the value of your Return of Premium Death Benefit will be reduced by an amount that may be more than the amount withdrawn;

—	the sole Reference Life for this death benefit will not change even if the ownership does which may result in the beneficiary (or beneficiaries) not receiving the Return of Premium Death Benefit; and

—
the joint Reference Lives will not change unless one
ex-spouse
is awarded sole ownership of the contract and all necessary documentation is provided to change the ownership of the contract to that ex-spouse
before either one of the joint Reference Lives dies which may result in the beneficiary (or beneficiaries) not receiving the Return of Premium Death Benefit.

C000183461 [Member] | Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice.

C000183461 [Member] | COVID19 [Member]
Prospectus:
Principal Risk [Text Block]
COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.
Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

C000183461 [Member] | Cybersecurity risks and catastrophic events [Member]
Prospectus:
Principal Risk [Text Block]
Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate th
ese risks and secure our systems and business operations from such failures, attacks and events.

C000183461 [Member] | EQ Balanced Strategy [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,453
Surrender Expense, 3 Years, Maximum [Dollars]	12,547
Surrender Expense, 5 Years, Maximum [Dollars]	16,903
Surrender Expense, 10 Years, Maximum [Dollars]	27,536
Annuitized Expense, 1 Year, Maximum [Dollars]	8,453
Annuitized Expense, 3 Years, Maximum [Dollars]	12,547
Annuitized Expense, 5 Years, Maximum [Dollars]	16,903
Annuitized Expense, 10 Years, Maximum [Dollars]	27,536
No Surrender Expense, 1 Year, Maximum [Dollars]	2,453
No Surrender Expense, 3 Years, Maximum [Dollars]	7,547
No Surrender Expense, 5 Years, Maximum [Dollars]	12,903
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 27,536
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Balanced Strategy	[10]
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.22%
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	4.53%
C000183461 [Member] | EQ Money Market [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,932
Surrender Expense, 3 Years, Maximum [Dollars]	10,976
Surrender Expense, 5 Years, Maximum [Dollars]	14,271
Surrender Expense, 10 Years, Maximum [Dollars]	22,218
Annuitized Expense, 1 Year, Maximum [Dollars]	7,932
Annuitized Expense, 3 Years, Maximum [Dollars]	10,976
Annuitized Expense, 5 Years, Maximum [Dollars]	14,271
Annuitized Expense, 10 Years, Maximum [Dollars]	22,218
No Surrender Expense, 1 Year, Maximum [Dollars]	1,932
No Surrender Expense, 3 Years, Maximum [Dollars]	5,976
No Surrender Expense, 5 Years, Maximum [Dollars]	10,271
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 22,218
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	0.90%
C000183461 [Member] | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit equal to your account value.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Standard Benefit Expense, Current [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase
Name of Benefit [Text Block]	Standard Death Benefit
C000183461 [Member] | Third Party Transfer Or Exchange Fee [Member]
Prospectus:
Exchange Fee, Current [Dollars]	$ 125	[12]
Exchange Fee, Footnotes [Text Block]	Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. This charge will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
C000183461 [Member] | Special Service Charges [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 90	[13]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
C000183461 [Member] | Segment Interim Value [Member]
Prospectus:
Other Transaction Fee, Current [Percent]	90.00%	[14]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. For Annual Lock Segments, this is the maximum amount you could lose during each
	Annual Lock Period. The maximum loss for an Annual Lock Segment could be greater than 90%. If you surrender, annuitize, cancel your variable annuity contract, die, or make a withdrawal from a Segment before the Segment Maturity Date or Annual Lock Anniversary, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” for more information.
C000183461 [Member] | Return of Premium Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%	[15]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[15]
Optional Benefit Expense, Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments of the SIO.
Name of Benefit [Text Block]	Return of Premium Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%	[15]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[15]
Optional Benefit Expense, Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments of the SIO.
Brief Restrictions / Limitations [Text Block]
•   Available only at contract purchase
•   Available only to contract holder age 75 or younger
•   Withdrawals could significantly reduce or terminate the benefit
•   Generally no additional contributions are permitted under the contract once you reach age 75

Name of Benefit [Text Block]	Return of Premium Death Benefit
C000183461 [Member] | Dollar Cap Averaging [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cap Averaging
Purpose of Benefit [Text Block]	Transfer account value to selected segment type holding accounts on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• $25,000 minimum to begin program
Name of Benefit [Text Block]	Dollar Cap Averaging
C000183461 [Member] | Transfer Fee [Member]
Prospectus:
Exchange Fee, Current [Dollars]	$ 35	[16]
Exchange Fee, Footnotes [Text Block]	Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the variable investment options in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.
C000043654 [Member]
Prospectus:
Fees and Expenses [Text Block]
Important Information You Should Consider About The Contract

FEES AND EXPENSES
Charges for Early Withdrawals
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 6% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment.

There is an interim value adjustment for amounts withdrawn from a Segment of the SIO before Segment maturity which could result in up to a 90% loss of the Segment Investment.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” and “Adjustments with respect to early distributions from Segments” in “Charges and expenses” in the Prospectus and Appendix “Segment Interim Value”.

Transaction Charges
In addition to withdrawal charges, you may also be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges, or when you transfer between investment options in excess of a certain number).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract Fee (Variable Investment Option Fee) (1)	1.15%	1.15%
Investment options (Portfolio fees and expenses) (2)	0.69%	0.99%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.20%	0.20%

(1)
 Expressed as an annual percentage of daily net assets in the variable investment options. This fee does not apply to amounts held in the Segments.
(2)
 Expressed as an annual percentage of daily net assets in the Portfolios. This range is for the year ended December 31, 2023 and could change from year to year.
(3)
 Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments in the SIO.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract or make any other transactions, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,695	Highest Annual Cost $2,105
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Portfolio fees and expenses • No sales charges • No additional contributions, transfers or withdrawals
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of optional benefits (Return of Premium death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Charges for Early Withdrawals [Text Block]
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 6% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment.

There is an interim value adjustment for amounts withdrawn from a Segment of the SIO before Segment maturity which could result in up to a 90% loss of the Segment Investment.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” and “Adjustments with respect to early distributions from Segments” in “Charges and expenses” in the Prospectus and Appendix “Segment Interim Value”.

Surrender Charge Phaseout Period, Years	6
Surrender Charge (of Amount Surrendered) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000
Transaction Charges [Text Block]
In addition to withdrawal charges, you may also be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges, or when you transfer between investment options in excess of a certain number).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract Fee (Variable Investment Option Fee) (1)	1.15%	1.15%
Investment options (Portfolio fees and expenses) (2)	0.69%	0.99%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.20%	0.20%

(1)
 Expressed as an annual percentage of daily net assets in the variable investment options. This fee does not apply to amounts held in the Segments.
(2)
 Expressed as an annual percentage of daily net assets in the Portfolios. This range is for the year ended December 31, 2023 and could change from year to year.
(3)
 Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments in the SIO.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract or make any other transactions, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,695	Highest Annual Cost $2,105
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Portfolio fees and expenses • No sales charges • No additional contributions, transfers or withdrawals
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of optional benefits (Return of Premium death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.15%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.15%	[1]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the variable investment options. This fee does not apply to amounts held in the Segments.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.69%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.99%	[2]
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolios. This range is for the year ended December 31, 2023 and could change from year to year.
Optional Benefits Minimum [Percent]	0.20%	[3]
Optional Benefits Maximum [Percent]	0.20%	[3]
Optional Benefits Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments in the SIO.
Lowest and Highest Annual Cost [Table Text Block]

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract or make any other transactions, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,695	Highest Annual Cost $2,105
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Portfolio fees and expenses • No sales charges • No additional contributions, transfers or withdrawals
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of optional benefits (Return of Premium death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Lowest Annual Cost [Dollars]	$ 1,695
Highest Annual Cost [Dollars]	$ 2,105
Risks [Table Text Block]

RISKS
Risk of Loss
The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Risks Associated with Investment Options
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., the Portfolios) and the SIO. Each investment option, including the SIO, available under the contract, has its own unique risks. You should review the investment options and Segments of the SIO available under the contract before making an investment decision.

For additional information about the risks associated with investment options see ”Structured Investment Option”, “Variable investment options” and “Portfolios of the Trusts” in “Purchasing the contract”, as well as, “Principal risks of investing in the contract” and Appendix “Portfolio Companies available under the contract” in the Prospectus.

Insurance Company Risks
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value. The general obligations, including the SIO, under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Investment Restrictions [Text Block]
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the investment options and to limit the number of investment options which you may select. Such rights include, among others, combining any two or more investment options and transferring account value from any investment option to another investment option.

For more information see “The Separate Account” in “More information” in the Prospectus.

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers among the variable investment options in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.

For additional information about the investment options, including information regarding volatility management strategies and techniques, see “Transfer charge” in “Charges and expenses” and “Portfolios of the Trusts” and “Structured Investment Option” in “Purchasing the contract” in the Prospectus.

Optional Benefit Restrictions [Text Block]
At any time, we have the right to limit or terminate your ability to contribute to any of the investment options. If you have one or more guaranteed benefits like the Return of Premium Death Benefit (which are also known
a
s op
t
ional benefits) and we exerc
i
se our rig
h
t to d
i
s
continue t
h
e acceptance of, and/or place additional limitations on, contributions to the contract, you may no longer be able to fund your guaranteed benefit(s).

If you elect the Return of Premium death benefit you generally can not make additional contributions to your contract once you reach age 75.

Withdrawals may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the contract” and “Benefits available under the contract” in the Prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the Prospectus.

Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from the contract. Each of the charges and expenses is more fully described in “Charges and expenses”.
Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

Sales Load Imposed on Purchases	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	6.00%
Transfer Fee (2)	$35
Third Party Transfer or Exchange Fee (3)	$125
Special Service Charges (4)	$90
Segment Interim Value (applies for distributions from a Segment of the SIO prior to the Segment Maturity Date) (5)	90% of Segment Investment

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the year in which we receive that contribution to be “year 1”.

Charge as a % of contribution for each year following contribution
1	2	3	4	5	6	7+
6%	6%	5%	5%	4%	3%	0%

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the variable investment options in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.

(3)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. This charge will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(5)
The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. For Annual Lock Segments, this is the maximum amount you could lose during each
Annual Lock Period. The maximum loss for Annual Lock Segment could be greater than 90%. If you surrender, annuitize, cancel your variable annuity contract, die, or make a withdrawal from a Segment before the Segment Maturity Date or Annual Lock Anniversary, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” for more information.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Base Contract Fee (Variable Investment Option Fee) (as a percentage of daily net assets in the variable investment options) (1)(2)	1.15%

Optional Benefits Expenses

Return of Premium death benefit charge (as a percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments of the SIO) (3)(4)	0.20%

(1)	This fee does not apply to amounts held in a Segment.
(2)
On a non-guaranteed basis, we may waive any portion of the base contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the base contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Base Contract Fee” in “Charges and expenses”.

(3)
On a non-guaranteed basis, we may waive any portion of the Return of Premium Death Benefit charge as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the charge exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the Return of Premium Death Benefit charge, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Return of Premium Death Benefit charge” in “Charges and expenses”.

(4)
If on any date other than a Segment Maturity Date your contract is surrendered or annuitized, a partial withdrawal is taken from a Segment, a death benefit is paid, or the Return of Premium death benefit is otherwise terminated, we will deduct a pro rata portion of the charge from each Segment’s Segment Interim Value.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See Appendix “Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2023, and may fluctuate from year to year.

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.69%	0.99%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, Return of Premium death benefit and that all account value is in the variable investment options.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/BalancedStrategy	$8,453	$12,547	$16,903	$27,536	$2,453	$7,547	$12,903	$27,536
EQ/MoneyMarket	$7,932	$10,976	$14,271	$22,218	$1,932	$5,976	$10,271	$22,218

Transaction Expenses [Table Text Block]
The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

Sales Load Imposed on Purchases	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	6.00%
Transfer Fee (2)	$35
Third Party Transfer or Exchange Fee (3)	$125
Special Service Charges (4)	$90
Segment Interim Value (applies for distributions from a Segment of the SIO prior to the Segment Maturity Date) (5)	90% of Segment Investment

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the year in which we receive that contribution to be “year 1”.

Charge as a % of contribution for each year following contribution
1	2	3	4	5	6	7+
6%	6%	5%	5%	4%	3%	0%

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the variable investment options in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.

(3)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. This charge will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(5)
The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. For Annual Lock Segments, this is the maximum amount you could lose during each
Annual Lock Period. The maximum loss for Annual Lock Segment could be greater than 90%. If you surrender, annuitize, cancel your variable annuity contract, die, or make a withdrawal from a Segment before the Segment Maturity Date or Annual Lock Anniversary, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” for more information.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	6.00%	[4]
Deferred Sales Load, Footnotes [Text Block]
(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the year in which we receive that contribution to be “year 1”.

Charge as a % of contribution for each year following contribution
1	2	3	4	5	6	7+
6%	6%	5%	5%	4%	3%	0%

Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Base Contract Fee (Variable Investment Option Fee) (as a percentage of daily net assets in the variable investment options) (1)(2)	1.15%

Optional Benefits Expenses

Return of Premium death benefit charge (as a percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments of the SIO) (3)(4)	0.20%

(1)	This fee does not apply to amounts held in a Segment.
(2)
On a non-guaranteed basis, we may waive any portion of the base contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the base contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Base Contract Fee” in “Charges and expenses”.

(3)
On a non-guaranteed basis, we may waive any portion of the Return of Premium Death Benefit charge as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the charge exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the Return of Premium Death Benefit charge, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Return of Premium Death Benefit charge” in “Charges and expenses”.

(4)
If on any date other than a Segment Maturity Date your contract is surrendered or annuitized, a partial withdrawal is taken from a Segment, a death benefit is paid, or the Return of Premium death benefit is otherwise terminated, we will deduct a pro rata portion of the charge from each Segment’s Segment Interim Value.

Base Contract Expense (of Average Account Value), Current [Percent]	1.15%	[6],[17]
Base Contract Expense, Footnotes [Text Block]
(1)	This fee does not apply to amounts held in a Segment.
(2)
On a non-guaranteed basis, we may waive any portion of the base contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the base contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Base Contract Fee” in “Charges and expenses”.

Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%	[7],[8]
Optional Benefit Expense, Footnotes [Text Block]
(3)
On a non-guaranteed basis, we may waive any portion of the Return of Premium Death Benefit charge as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the charge exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the Return of Premium Death Benefit charge, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Return of Premium Death Benefit charge” in “Charges and expenses”.

(4)
If on any date other than a Segment Maturity Date your contract is surrendered or annuitized, a partial withdrawal is taken from a Segment, a death benefit is paid, or the Return of Premium death benefit is otherwise terminated, we will deduct a pro rata portion of the charge from each Segment’s Segment Interim Value.

Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See Appendix “Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2023, and may fluctuate from year to year.

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.69%	0.99%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.69%	[9]
Portfolio Company Expenses Maximum [Percent]	0.99%	[9]
Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
Surrender Example [Table Text Block]
These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, Return of Premium death benefit and that all account value is in the variable investment options.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/BalancedStrategy	$8,453	$12,547	$16,903	$27,536	$2,453	$7,547	$12,903	$27,536
EQ/MoneyMarket	$7,932	$10,976	$14,271	$22,218	$1,932	$5,976	$10,271	$22,218

Annuitize Example [Table Text Block]
These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, Return of Premium death benefit and that all account value is in the variable investment options.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/BalancedStrategy	$8,453	$12,547	$16,903	$27,536	$2,453	$7,547	$12,903	$27,536
EQ/MoneyMarket	$7,932	$10,976	$14,271	$22,218	$1,932	$5,976	$10,271	$22,218

No Surrender Example [Table Text Block]
These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, Return of Premium death benefit and that all account value is in the variable investment options.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/BalancedStrategy	$8,453	$12,547	$16,903	$27,536	$2,453	$7,547	$12,903	$27,536
EQ/MoneyMarket	$7,932	$10,976	$14,271	$22,218	$1,932	$5,976	$10,271	$22,218

Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

Risks associated with Structured Investment Option

There are certain unique risks associated with the Structured Investment Option.

•	There is a risk of a substantial loss of your principal and previously credited interest because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer on the Segment Maturity Date or Annual Lock Anniversary. The highest level of protection provided by a single Segment Investment Option is the -15% Segment Buffer (only available on certain Segments) and the lowest level of protection is the -10% Segment Buffer.

For Annual Lock Segments
. The -10% Segment Buffer protects against the first 10% of loss each Annual Lock Period. If the Index Performance Rate declines by more than the Segment Buffer during an Annual Lock Period, you will lose an amount equal to 1% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that during an Annual Lock Period you could lose up to 90% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) with the -10% Segment Buffer. The cumulative result means that you could lose more than 90% of your principal and previously credited interest in an Annual Lock Segment. Each time you roll over your Segment Maturity Value into a new Annual Lock Segment you are subject to the same risk of loss as described above.

For Standard and Step Up Segments
. The -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 90% of your principal and previously credited interest. Each time you roll over your Segment Maturity Value into a new Standard Segment you are subject to the same risk of loss as described above.

For Dual Direction Segments
. The -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 85% of your principal and previously credited interest with a -15% Segment Buffer and up to 90% of your principal and previously credited interest with a -10% Segment Buffer. Each time you roll over your Segment Maturity Value into a new Dual Direction Segment you are subject to the same risk of loss.

•	For Annual Lock Segments, your Annual Lock Yearly Rate of Return for any Segment is limited by its Performance Cap Rate, which could cause your Annual Lock Yearly Rate of Return and Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index. For Standard, Dual Direction and Step Up Segments, your Segment Rate of Return is limited by its Performance Cap Rate, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index.

•	The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment.

•	The Performance Cap Rate for the same Segment may be higher for owners who elect that Segment during their first Contract Year than for owners who are in their second or later Contract Year.

The Performance Cap Rate is a rate of return from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next), NOT an annual rate of return, even if the Segment Duration is longer than one year.

•	The method we use in calculating your Segment Interim Value may result in an amount lower than your Segment Investment, even if the corresponding Index has experienced positive investment performance since the Segment Start Date. Also, this amount may be less than the amount you would receive had you held the investment until the Segment Maturity Date.

—
If you take a withdrawal, including required minimum distributions, and there is insufficient value in the variable investment options, the Segment Type Holding Accounts and the dollar cap averaging account, we will withdraw amounts from any active Segments in your contract. Amounts withdrawn from active Segments will be valued using the formula for calculating the Segment Interim Value and will reduce your Segment Investment.

—	If you die, annuitize, cancel or surrender your contract before the Segment Maturity Date, we will pay the Segment Interim Value.

—
Any calculation of the Segment Interim Value will generally be affected by changes in both the volatility and level of the relevant Index, as well as interest rates. The calculation of the Segment Interim Value is linked to various factors, including the value of hypothetical fixed instruments and derivatives as described in Appendix “Segment Interim Value” of this Prospectus. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. Prior to the Segment Maturity Date you will not receive the full potential of the Performance Cap since the participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment or Annual Lock Period. Generally, you will not receive the full protection of the Segment Buffer prior to the Segment Maturity Date because the Segment Interim Value only reflects a portion of the downside protection expected to be provided on the Segment Maturity Date or Annual Lock Anniversary. As a Segment moves closer to the Segment Maturity Date or Annual Lock Anniversary, the Segment Interim Value would generally reflect higher realized gains of the Index performance or, in the case of negative performance, increased downside Segment Buffer protection. All other factors being equal, the Segment Interim Value would generally be lower the earlier a withdrawal or surrender is made during a Segment or Annual Lock Period. This means you participate to a lesser extent in upside performance and downside protection the earlier you take a withdrawal.

—
The Company’s decision to use investment rates, which are generally higher than swap rates, to calculate the Fair Value of Hypothetical Fixed Instruments component of the Segment Interim Value will result in a lower value for that component relative to using swap rates to calculate that component and, all other things being equal, will result in a lower recalculated Segment Investment if a partial withdrawal is taken from a Segment or a lower withdrawal amount if a full withdrawal is taken from a Segment.

•	You cannot transfer out of a Segment prior to its maturity to another investment option. You can only make withdrawals out of a Segment or surrender your contract. The amount you would receive would be calculated using the formula for the Segment Interim Value.

•	We may, in our sole discretion, not offer certain Segments on one or more Segment Start Dates.

•	We may not offer new Segments of any or all Segment Types, so a Segment may not be available for you to transfer your Segment Maturity Value into after the Segment Maturity Date.
•	If a beneficiary elects the “5-year rule” under the Beneficiary continuation option (i.e., the entire account value must be fully withdrawn by the end of the calendar year which contains the fifth anniversary of the owner’s death), that beneficiary is not permitted to transfer any account value that is in a variable investment option into any 6-year Annual Lock Segment nor are they permitted to transfer any account value from a maturing Segment into any 6-year Annual Lock Segment. This generally means that such a beneficiary can only transfer account value to the variable investment options, unless they are at least 91 years old and younger than 97 years old and the next Segment Start Date is more than one year from the end of the calendar year which contains the fifth anniversary of your death.

•	The 1-year Standard Segments are only available if you are at least 91 years old and younger than 97 years old. Once the next Segment Start Date is less than six years from your contract’s maturity date you can only invest in 1-year Segments (and the iShares
®
MSCI EAFE ETF is not available). Once you are 97 years old, you can no longer invest in new Segments.

•	We have the right to substitute an alternative Index prior to Segment Maturity if the publication of one or more Indices is discontinued or at our sole discretion we determine that our use of such Indices should be discontinued or if the calculation of one or more of the Indices is substantially changed. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced Index.

•	If a Segment cannot be matured until after the scheduled Segment Start Date, we may create new Segments of Segment Types that utilize unaffected Indices on the scheduled Segment Start Date. This may occur if the Segment Maturity Date for a Segment is delayed more than once because the value for the relevant underlying Index of the Segment is not published on the designated Segment Maturity Date. If your instructions include an allocation from a Segment whose Segment Maturity Date has been delayed to a new Segment whose underlying Index is unaffected, we will not be able to transfer that portion of your Segment Maturity Value from the affected Segment to the unaffected Segment. We will use reasonable efforts to allocate your Segment Maturity Value in accordance with your instructions, which may include holding amounts in Segment Type Holding Accounts until the next Segment Start Date.

•	The amounts held in a Segment Type Holding Account may earn a return that is less than the return you might have earned if those amounts were held in another variable investment option.

•	Step Up Segments and Dual Direction will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer.

•	The Segments track the performance of an Index. By investing in the Structured Investment Option, you are not actually invested in an Index, an exchange-traded fund that tracks an index, or any underlying securities.

•	Your Segment Maturity Value is subject to application of the Performance Cap Rate and the Segment Buffer. For Standard Segments, Step Up Segments and Dual Direction Segments, your Segment Maturity Value is not affected by the price of the Index on any date between the Segment Start Date and the Segment Maturity Date. For Annual Lock Segments, your Annual Lock Anniversary Ending Amount is not affected by the price of the Index on any date between the Segment Start Date and the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next).

•	As an investor in the Segment, you will not have voting rights or rights to receive cash dividends or other distributions or other rights that holders of the shares of the funds or holders of securities comprising the indices would have.

•	Values of securities can fluctuate, and sometimes wildly fluctuate, in response to changes in the financial condition of a company as well as general market, economic or political conditions.

—
Foreign securities involve risks not associated with U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values. There are greater risks involved with investments linked to emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

•	If you invest in a Segment that provides performance tied to the performance of the iShares ® MSCI EAFE ETF, you should consider the following:

—
The performance of the iShares
®
MSCI EAFE ETF may not replicate the performance of, and may underperform the MSCI EAFE Index (the “underlying Index”). The price of the iShares
®
MSCI EAFE ETF will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the iShares
®
MSCI EAFE ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying Index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the iShares
®
MSCI EAFE ETF and not the underlying Index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying Index or the components of the underlying Index.

—	The investment objective and strategies of the iShares ® MSCI EAFE ETF are potentially subject to change.

—	The iShares ® MSCI EAFE ETF invests in foreign securities.

•	Past performance of an Index is not an indication of its future performance.

•	Because of the way Segment Rate of Return is calculated for Step Up Segments, when the Index Performance Rate is near zero, a very small difference in the Index of Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Performance Cap Rate is 8.00% and the Index Performance Rate is 0.00% on the Segment Maturity Date, the Segment Rate of Return would be 8.00%. However, if the Index Performance Rate had instead been -0.01% on the Segment Maturity Date the Segment Rate of Return would be 0.00%.

•	Because of the way the Segment Rate of Return is calculated for Dual Direction Segments, when the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, for a Dual Direction Segment with a -15% Segment Buffer, if the Index Performance Rate is -15.00% on the Segment Maturity Date the Segment Rate of Return is 15.00% whereas, if the Index Performance Rate is -15.01% on the Segment Maturity Date the Segment Rate of Return is -0.01%.

Risks associated with the Variable Investment Options

There are certain unique risks associated with the Contract.

•	The value of your variable investment options will fluctuate and you could lose some or all of your account value.

•	The level of risk you bear and your potential investment performance will differ depending on the investments yo u c hoose.

Risks associated with withdrawals and surrenders

•	Withdrawals and surrenders may be subject to withdrawal charges, income taxes, and tax penalties.

•	Withdrawals will reduce your account value and death benefit and the amount of the reduction in the Return of Premium death benefit may be greater than the dollar amount of the withdrawal.

•	If you take a withdrawal or surrender from the SIO prior to Segment maturity you may receive less than the amount invested and less than the amount you would receive had you held the investment until Segment maturity.

•	If your account value falls below the applicable minimum account size as a result of a withdrawal, the contract will terminate.
•	If you take a withdrawal or surrender your contract, any applicable withdrawal charge is calculated as a percentage of contributions, not account value. It is possible that the percentage of account value withdrawn could exceed the applicable withdrawal charge percentage. For example, assume you make a onetime contribution of $1,000 at contract issue. If your account value is $800 in contract year 3 and you surrender your contract, a withdrawal charge percentage of 5% is applied. The withdrawal charge would be $50 (5% of the $1,000 contribution). This is a 6.25% reduction of your account value, which results in a cash value of $750 paid to you.

Risks associated with the Company

•	No company other than us has any legal responsibility to pay amounts that the Company owes under the contract. An owner should look to the fi
n
ancial strength of the Company for its claims-paying ability.

Risks associated with the Return of Premium Death Benefit

•	You cannot terminate the Return of Premium Death Benefit once you elect it. This means that you cannot avoid paying the charge for the Return of Premium Death Benefit even if you no longer want or need the protection offered by the Return of Premium Death Benefit. This also means you cannot avoid paying the charge when the account value is higher than your adjusted contributions.

•	If you elect the Return of Premium Death Benefit, then you cannot make contributions to the contract once the oldest living Reference Life reaches age 76 (or the first contract date anniversary if later). This means that you will not be able to increase the Return of Premium Death Benefit amount after this date.

•	If the owner of the contract is changed, the original owner(s) will remain as the Reference Life (Reference Lives) for the Return of Premium Death Benefit. This means that if the new owner dies before the Reference Life (Reference Lives), the Return of Premium Death Benefit is not payable. Also, the Return of Premium Death Benefit is not payable if the new owner elects an annuity payout option, which terminates the benefit.

•	If you elect the Return of Premium Death Benefit and subsequently divorce:

—	if a portion of the account value is withdrawn due to divorce, the value of your Return of Premium Death Benefit will be reduced by an amount that may be more than the amount withdrawn;

—	the sole Reference Life for this death benefit will not change even if the ownership does which may result in the beneficiary (or beneficiaries) not receiving the Return of Premium Death Benefit; and

—	the joint Reference Lives will not change unless one ex-spouse is awarded sole ownership of the contract and all necessary documentation is provided to change the ownership of the contract to that ex-spouse before either one of the joint Reference Lives dies which may result in the beneficiary (or beneficiaries) not receiving the Return of Premium Death Benefit.

Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice.

COVID-19

The
COVID-19
pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of
COVID-19
have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the
COVID-19
pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the
COVID-19
pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates.
COVID-19
could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the
COVID-19
pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the
COVID-19
pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against
COVID-19
and its variants.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like
COVID-19),
natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds inv es
t, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such fail
u
res, attacks and events.

Item 10. Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Standard Death Benefit	Guarantees beneficiaries will receive a benefit equal to your account value.	Standard	No Additional Charge		• Available only at contract purchase
Return of Premium Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Optional	0.20% (1)
•   Available only at contract purchase
•   Available only to contract holder age 75 or younger
•   Withdrawals could significantly reduce or terminate the benefit
•   Generally no additional contributions are permitted under the contract once you reach age 75

(1)	Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments of the SIO.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current

Dollar Cap Averaging	Transfer account value to selected segment type holding accounts on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• $25,000 minimum to begin program
The standard death benefit is equal to the account value as of the date we receive satisfactory proof of the owner’s death, any required instructions for the method of payment, and all information and forms necessary to effect payment. There is no additional charge for this benefit.

Return of Premium death benefit

At issue, you may elect the optional Return of Premium Death Benefit for an additional charge. The charge for this benefit is 0.20%. Once elected, the Return of Premium Death Benefit may not be voluntarily terminated.

The Return of Premium Death Benefit amount is equal to your initial contribution and any subsequent contributions to the contract less a deduction that reflects any withdrawals you make from the contract (including any withdrawal charges). The amount of this deduction is described under “How withdrawals affect your Return of Premium Death Benefit”. The amount of any withdrawal charge is described in “Charges and expenses — Withdrawal charge”. The death benefit payable if the Return of Premium Death Benefit is elected is the greater of the Return of Premium Death Benefit amount or the account value on the date we receive satisfactory proof of the Reference Life’s death, any required instructions for the method of payment, and all information and forms necessary to effect payment. For example, if your total contributions to the contract are $100,000 (and your account value is $90,000) and you have not taken any withdrawals, your Return of Premium Death Benefit amount is $100,000.

The Return of Premium Death Benefit is payable prior to annuitization upon the death of the Reference Life (or surviving Reference Life if there are joint Reference Lives). While the owner of the contract can be changed, the Reference Life cannot generally be changed. After the contract is issued the Reference Life (Lives) can only change as follows:

•	if you provide the required forms to remove an original joint owner due to divorce, we also remove that joint owner as a Reference Life; or

•	if the sole beneficiary is the surviving spouse, is under age 76, and elects to continue the contract upon the death of the sole Reference Life who was also the sole owner, that surviving spouse will become the new Reference Life.

If the contract has a
non-natural
owner, changing the annuitant will be treated as the death of the owner (but not as the death of the Reference Life) and the Return of Premium Death Benefit will not be payable but federal income tax rules will generally require payment of amounts under the contract within five years of changing the annuitant.

The Return of Premium Death Benefit is not available for issue ages 76 and higher. If the contract has joint owners, they must be spouses to elect the Return of Premium Death Benefit and both be less than 76 years old at issue. The Return of Premium Death Benefit is not available if the contract has a non-natural
owner and joint annuitants. No contributions are allowed after age 75 (or the first contract anniversary if later) if you elect the Return of Premium Death Benefit.
A pro rata portion of the Return of Premium Death Benefit charge is deducted when calculating the Segment Interim Value if you withdrawal amounts from Segments on any day other than the Segment Maturity Date or if the contract is surrendered, annuitized or a death benefit paid on a date other than the Segment Maturity Date. The Segment Investment is also reduced if a portion of the Return of Premium Death Benefit charge is deducted as part of the Segment Interim Value calculation.

How withdrawals affect your Return of Premium Death Benefit

Withdrawals through the date of death of the Reference Life (or surviving Reference Life if there are joint Reference Lives) reduce the Return of Premium Death Benefit amount on a pro rata basis by the same proportion that the account value is reduced on the date of the withdrawal. If you take a withdrawal from your contract, you will reduce the Return of Premium Death Benefit amount and the reduction may be greater than the amount withdrawn. For example, if your account value is $30,000 and you withdraw $12,000 (including any withdrawal charge and Return of Premium Death Benefit charge), you have withdrawn 40% of your account value. If your Return of Premium Death Benefit amount was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 * 40%) and your new Return of Premium Death Benefit amount after the withdrawal would be $24,000 ($40,000 – $16,000). Withdrawals after the date of death of the Reference Life (or surviving Reference Life if there are joint Reference Lives) reduce the Return of Premium Death Benefit by the dollar amount your account value is reduced.

A pro rata portion of the Return of Premium Death Benefit charge is deducted when calculating the Segment Interim Value if you withdrawal amounts from Segments on any day other than the Segment Maturity Date.

How divorce may affect your Return of Premium Death Benefit

If you and your spouse become divorced after you purchase a contract with the Return of Premium Death Benefit, we will not divide the Return of Premium Death Benefit as part of the divorce settlement or judgement. If you are the sole owner (and Reference Life) of a contract with the Return of Premium Death Benefit, we will not remove you as the Reference Life even if your ex-spouse
becomes the sole owner of the contract as part of the divorce settlement or judgement. If you and your spouse are joint Reference Lives and you subsequently divorce, only upon submission of the necessary documentation to change the ownership of the contract to only one of the ex-spouses
will we drop the other
ex-spouse
as a Reference Life.
If the ownership is not changed before one of the
ex-spouses
dies, the Return of Premium Death Benefit will not be payable
.
As noted earlier, the charge for the Return of Premium Death Benefit does not end on the transfer of ownership.

As a result of the divorce, you may be required to withdraw amounts from the contract to be paid to your ex-spouse.
Any
such withdrawal will reduce the Return of Premium Death Benefit amount pro rata (and therefore possibly by more than the amount withdrawn), and a withdrawal charge and Return of Premium Death Benefit charge may also apply.

Payment of Death Benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary during your lifetime and while the contract is in force. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Any part of a death benefit for which there is no named or designated beneficiary living at your death will be payable in a single sum to your surviving spouse, if any; if there is no surviving spouse, then to the surviving children in equal shares; if there are no surviving children, then to your estate. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. If the contract is owned by a qualified plan trust or other entity, the death benefit is payable to the entity owner. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor.

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

Effect of the owner’s death

The Return of Premium Death Benefit was not elected.
In general, if the owner dies while the contract is in force, but before annuitization the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract is owned by a non-natural person, the death of the primary annuitant triggers rules regarding the death of an owner.
Once we have received notice of the owner’s death, we will not make any transfers from Segment Type Holding Accounts to Segments. Amounts in the Segment Type Holding Accounts will be defaulted into the EQ/Money Market variable investment option. When Segments mature, the Segment Maturity Value will be transferred to the EQ/Money Market variable investment option.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option (“BCO”). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the “Spousal continuation” feature, or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal
joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under “Non-spousal joint owner contract continuation.” If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner, under “Spousal continuation” or under our Beneficiary continuation option, as discussed below.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner’s death (the
“5-year
rule”). In certain cases, an individual beneficiary or
non-spousal
surviving joint owner may opt to receive payments over his/her life (or over a period not to exceed his/her life expectancy) if payments commence within one year of the owner’s death. Any such election must be made in accordance with our rules at the time of death.

The Return of Premium Death Benefit was elected.
In general, if the owner, who is also the sole Reference Life, dies while the contract is in force but before annuitization, the contract terminates and the death benefit is paid. If the contract is jointly owned at issue and the Reference Lives are spouses when the first Reference Life dies, the Return of Premium Death Benefit is payable upon the death of the surviving Reference Life. If the contract is owned by a non-natural
person, the annuitant will be the Reference Life and the death of the annuitant triggers the same rules that apply to the death of an owner.

If the original owner is changed to a new owner, and the new owner (who is not the Reference Life) dies before the Reference Life (or surviving Reference Life, if applicable), the Return of Premium Death Benefit is not payable and the post-death distribution rules discussed above apply.
See
“The Return of Premium Death Benefit was not elected”. Likewise, if a joint owner is added to the contract and that new joint owner (who is not the Reference Life) dies before the Reference Life, the Return of Premium Death Benefit is not payable and the post-death distribution rules apply.

Once we have notice of the Reference Life’s death (or surviving Reference Life’s death, if applicable), we will not make any transfers from Segment Type Holding Accounts to
Segments. Amounts in the Segment Type Holding Accounts will be defaulted into the EQ/Money Market variable investment option. When Segments mature, the Segment Maturity Value will be transferred to the EQ/Money Market variable investment option.

There are certain circumstances, however, in which the contract can be continued by a successor owner or under the Beneficiary continuation option (“BCO”). If you are the sole Reference Life and your spouse is the sole primary beneficiary, your surviving spouse may be able to continue the contract as a successor owner, under “Spousal continuation” if your surviving spouse is not yet 76 years old. If your eligible surviving spouse continues the contract and the Return of Premium Death Benefit amount is greater than the account value, the difference will be added to the EQ/Money Market variable investment option unless your surviving spouse provides different allocation instructions.

If the beneficiary is not the surviving spouse, Spousal continuation is not available, but other post-death payout options under the BCO may be available.

Non-spousal
joint owner contract continuation

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any amount payable under the contract must be fully paid to the surviving joint owner within five years, unless one of the exceptions described here applies. The surviving owner may instead elect to take an installment payout or an annuity payout option we may offer at the time under the contract, provided payments begin within one year of the deceased owner’s death. If an annuity or installment payout is elected, the contract terminates and a supplemental contract is issued.

If the older owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) take an installment payout or an annuity payout option we may offer at the time under the contract within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option discussed below. If the contract continues, withdrawal charges will no longer apply if you did not elect the Return of Premium Death Benefit, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) take an installment payout or annuity within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option discussed below. If the contract continues, withdrawal charges will continue to apply and no additional contributions will be permitted. If you did not elect the Return of Premium Death Benefit, the account value death benefit becomes payable to the beneficiary if the older owner dies within five years after the death of the younger owner.
Spousal continuation

Return of Premium Death Benefit was not elected.
If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural
person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse’s death to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a single owner contract) may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

•	In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where a NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant’s death the annuitant’s spouse is the sole beneficiary of the Living Trust, the Trust, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant’s death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:
•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

•	The withdrawal charge schedule remains in effect.

The transfer restrictions on amounts in Segments prior to election of Spousal continuation remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in other investment options. However, if the beneficiary chooses the “5-year rule” they are not permitted to transfer any account value to any Segment but instead can only transfer account value to a variable investment option.
If you divorce, Spousal continuation does not apply.

Return of Premium Death Benefit was elected.
If you are the original contract owner (and Reference Life) and your spouse is the sole primary beneficiary, your spouse may elect to continue the contract, including the Return of Premium Death Benefit, as successor owner (and the new Reference Life) upon your death under certain conditions. The Return of Premium Death Benefit charge will continue to apply. Spousal beneficiaries (who were not also a Reference Life) must be 75 or younger as of the date of the deceased spouse’s death to continue the contract under Spousal continuation. If you jointly own the contract with your spouse and you are joint Reference Lives, the contract continues with your spouse as the surviving Reference Life. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

If you divorce, Spousal continuation does not apply.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the amount payable under the contract in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to the changes made by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019. Please speak with your financial professional or see Appendix “State contract availability and/or variations of certain features and benefits” for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to the changes made by the SECURE Act. Please speak with your financial professional for further information.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.
 The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death. Trusts for individuals which would be considered as “see-through” trusts under the rules prior to January 1, 2020 no longer qualify to elect the beneficiary continuation option, except under narrowly defined circumstances.

If the beneficiary chooses this option, they are not permitted to transfer any account value to a 6-year Segment but instead can only transfer account value to a Step Up Segment or a variable investment option, unless they are at least 91 years old and younger than 97 years old and the next Segment Start Date is more than one year from the end of the calendar year which contains the fifth anniversary of your death, in which case the 1-year Standard Segments would also be available.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	The beneficiary replaces the deceased owner as annuitant.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	Transfer restrictions on amounts in Segments prior to election of the beneficiary continuation option remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in certain investment options.

•	A beneficiary who chooses to receive annual payments over his life expectancy should consult his tax adviser about selecting Segments that provide sufficient liquidity to satisfy the payout requirements under this option.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the variable investment options but no additional contributions will be permitted.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•
Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB or you died on or before December 31, 2019, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary’s death; or (2) if your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within 10 years of your death. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Beneficiary continuation option for NQ contracts only.
This feature may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, “beneficiary” refers to the successor owner or the surviving joint owner who elects this feature. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the
“5-year
rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the
5-year
rule, there will be no scheduled payments. Under the
5-year
rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death. If the beneficiary chooses this option, they are not permitted to transfer any account value to a 6-year Segment but instead can only transfer account value to a Step Up Segment or a variable investment option, unless they are at least 91 years old and younger than 97 years old and the next Segment Start Date is more than one year from the end of the calendar year which contains the fifth anniversary of your death, in which case the 1-year Standard Segments would also be available.

Under the beneficiary continuation option for NQ contracts:

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The beneficiary automatically replaces the existing annuitant.

•	The contract continues with your name on it for the benefit of your beneficiary.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	Transfer restrictions on amounts in Segments prior to the election of the beneficiary continuation option remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in certain investment options.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.
•	The beneficiary may make transfers among the variable investment options but no additional contributions will be permitted.

•	If the beneficiary chooses the
“5-year
rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•	Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the
5-year
rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the amount payable under the contract is a death benefit:

•	No withdrawal charges will apply to withdrawals of the death benefit by the beneficiary.

If the amount payable under the contract is the cash value:

•	The contract’s withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract’s free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

•	We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the “Withdrawal charges” in “Charges and expenses”.

A beneficiary should speak to his or her tax professional about which continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the beneficiary’s age, need for immediate income and a desire to continue the contract.

Other Benefits

Dollar Cap Averaging Program

Our Dollar Cap Averaging Program (“Program”) is an administrative service designed to systematically invest in any of the available Segments over a period of either three or six months. The Program invests in the dollar cap averaging account, which is part of the EQ/Money Market variable investment option. The dollar cap averaging account has the same rate of return as the EQ/Money market variable investment option. The Program allows you to gradually allocate amounts to available Segment Type Holding Accounts by periodically transferring approximately the same dollar amount to your selected Segment Type Holding Accounts. Regular allocations to the Segment Type Holding Accounts will allow you to invest in the Segments at different Performance Cap Rates. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses. We may, at any time, exercise our right to terminate transfers to any of the Segment Type Holding Accounts, limit the number of Segments which you may elect or discontinue offering the Program.

Under the Dollar Cap Averaging Program:

•	The minimum initial contribution required to establish a Program is $25,000.

•	There is no minimum contribution requirement for subsequent contributions to an existing Program. Subsequent contributions do not extend the time period of the Program. Subsequent contributions will increase the amount of each periodic transfer into the designated Segment Type Holding Account(s) for the remainder of the Program.

•	The Program can be funded from both new contributions to your contract and transfers from the investment options, including the EQ/Money Market variable investment option.

•	If you elect to invest in the Program at contract issue, 100% of your initial contribution must be allocated to the Program. In other words, your initial contribution cannot be split between your Program and any other investment option available under the contract.

•	Your allocation instructions for the Program must match your instructions on file on the day the Program is established. If you change your allocation instructions on file, the instructions for your Program will change to match your new allocation instructions.

•	We offer time periods of 3 and 6 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it.

•	Currently, your account value will be transferred from the Program into your designated Segment Type Holding Account(s) on a monthly basis (using the first transfer into a Segment as the starting point for the monthly transfers). For example, if the first Segment Start Date is the first Thursday in June, each subsequent Dollar Cap Averaging transfer will generally occur on the first Thursday of the month until the requested duration is met. We may offer the Program in the future with transfers on a different basis. You can learn more about the Program by contacting your financial professional or our processing office.
•	Transfers from the dollar cap averaging account into the designated Segment Type Holding Account(s) will occur the business day preceding the next Segment Start Date. For example, if a contract is issued on January 10th and the next Segment Start Date is January 16th and January 15th is a Business Day, the first transfer from the dollar cap averaging account into the designated Segment Type Holding Account(s) will generally occur on January 15th.

•	Any transfers or withdrawals from the dollar cap averaging account will terminate the Program. Upon termination, all funds will be transferred to the investment options according to your allocation instructions. However, any forced withdrawals from the dollar cap averaging account as a result of an RMD will not terminate the Program.

•	If a Segment Type is suspended, any amount in the dollar cap averaging account destined for that Segment will be transferred to the Segment Type Holding Account. It will remain there until the next Segment Start Date on which the Segment is not suspended. If one of the Segment Types is terminated or discontinued, the value in the terminated Segment Type Holding Account will be moved to the EQ/Money Market variable investment option and the Program will continue.

If there are multiple Segments being transferred into as part of the Program and on the first Segment Start Date one of the Segment Types is suspended, the Suspended Segment Type will transfer on the next Segment Start Date and all subsequent transfers will generally occur on the same Thursday of the month established by the non-suspended transfers.

•	You may cancel your participation in the Program at any time by notifying us in writing. If you terminate your Program, we will transfer any amount remaining in the dollar cap averaging account to the investment options according to your allocation instructions.

Benefits Available [Table Text Block]
Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Standard Death Benefit	Guarantees beneficiaries will receive a benefit equal to your account value.	Standard	No Additional Charge		• Available only at contract purchase
Return of Premium Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Optional	0.20% (1)
•   Available only at contract purchase
•   Available only to contract holder age 75 or younger
•   Withdrawals could significantly reduce or terminate the benefit
•   Generally no additional contributions are permitted under the contract once you reach age 75

(1)	Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments of the SIO.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current

Dollar Cap Averaging	Transfer account value to selected segment type holding accounts on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• $25,000 minimum to begin program

Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%	[7],[8]
Optional Benefit Expense, Footnotes [Text Block]
(3)
On a non-guaranteed basis, we may waive any portion of the Return of Premium Death Benefit charge as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the charge exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the Return of Premium Death Benefit charge, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Return of Premium Death Benefit charge” in “Charges and expenses”.

(4)
If on any date other than a Segment Maturity Date your contract is surrendered or annuitized, a partial withdrawal is taken from a Segment, a death benefit is paid, or the Return of Premium death benefit is otherwise terminated, we will deduct a pro rata portion of the charge from each Segment’s Segment Interim Value.

Item 17. Portfolio Companies (N-4) [Text Block]
Appendix: Portfolio Companies available under the contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH158825. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to
EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses	Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Asset Allocation	EQ/Balanced Strategy† — Equitable Investment Management Group, LLC (“EIMG”)	0.99%	13.22%	6.13%	4.53%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.69%	4.47%	1.48%	0.90%
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH158825. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to
	EquitableFunds@dfinsolutions.com.
Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses	Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Asset Allocation	EQ/Balanced Strategy† — Equitable Investment Management Group, LLC (“EIMG”)	0.99%	13.22%	6.13%	4.53%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.69%	4.47%	1.48%	0.90%
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

C000043654 [Member] | Risk of Loss [Member]
Prospectus:
Risk [Text Block]
The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Principal Risk [Text Block]
Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000043654 [Member] | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Principal Risk [Text Block]
Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

C000043654 [Member] | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., the Portfolios) and the SIO. Each investment option, including the SIO, available under the contract, has its own unique risks. You should review the investment options and Segments of the SIO available under the contract before making an investment decision.

For additional information about the risks associated with investment options see ”Structured Investment Option”, “Variable investment options” and “Portfolios of the Trusts” in “Purchasing the contract”, as well as, “Principal risks of investing in the contract” and Appendix “Portfolio Companies available under the contract” in the Prospectus.

C000043654 [Member] | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value. The general obligations, including the SIO, under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

C000043654 [Member] | Risks associated with the Structured Investment Option [Member]
Prospectus:
Principal Risk [Text Block]
Risks associated with Structured Investment Option

There are certain unique risks associated with the Structured Investment Option.

•	There is a risk of a substantial loss of your principal and previously credited interest because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer on the Segment Maturity Date or Annual Lock Anniversary. The highest level of protection provided by a single Segment Investment Option is the -15% Segment Buffer (only available on certain Segments) and the lowest level of protection is the -10% Segment Buffer.

For Annual Lock Segments
. The -10% Segment Buffer protects against the first 10% of loss each Annual Lock Period. If the Index Performance Rate declines by more than the Segment Buffer during an Annual Lock Period, you will lose an amount equal to 1% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that during an Annual Lock Period you could lose up to 90% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) with the -10% Segment Buffer. The cumulative result means that you could lose more than 90% of your principal and previously credited interest in an Annual Lock Segment. Each time you roll over your Segment Maturity Value into a new Annual Lock Segment you are subject to the same risk of loss as described above.

For Standard and Step Up Segments
. The -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 90% of your principal and previously credited interest. Each time you roll over your Segment Maturity Value into a new Standard Segment you are subject to the same risk of loss as described above.

For Dual Direction Segments
. The -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 85% of your principal and previously credited interest with a -15% Segment Buffer and up to 90% of your principal and previously credited interest with a -10% Segment Buffer. Each time you roll over your Segment Maturity Value into a new Dual Direction Segment you are subject to the same risk of loss.

•	For Annual Lock Segments, your Annual Lock Yearly Rate of Return for any Segment is limited by its Performance Cap Rate, which could cause your Annual Lock Yearly Rate of Return and Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index. For Standard, Dual Direction and Step Up Segments, your Segment Rate of Return is limited by its Performance Cap Rate, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index.

•	The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment.

•	The Performance Cap Rate for the same Segment may be higher for owners who elect that Segment during their first Contract Year than for owners who are in their second or later Contract Year.

The Performance Cap Rate is a rate of return from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next), NOT an annual rate of return, even if the Segment Duration is longer than one year.

•	The method we use in calculating your Segment Interim Value may result in an amount lower than your Segment Investment, even if the corresponding Index has experienced positive investment performance since the Segment Start Date. Also, this amount may be less than the amount you would receive had you held the investment until the Segment Maturity Date.

—
If you take a withdrawal, including required minimum distributions, and there is insufficient value in the variable investment options, the Segment Type Holding Accounts and the dollar cap averaging account, we will withdraw amounts from any active Segments in your contract. Amounts withdrawn from active Segments will be valued using the formula for calculating the Segment Interim Value and will reduce your Segment Investment.

—	If you die, annuitize, cancel or surrender your contract before the Segment Maturity Date, we will pay the Segment Interim Value.

—
Any calculation of the Segment Interim Value will generally be affected by changes in both the volatility and level of the relevant Index, as well as interest rates. The calculation of the Segment Interim Value is linked to various factors, including the value of hypothetical fixed instruments and derivatives as described in Appendix “Segment Interim Value” of this Prospectus. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. Prior to the Segment Maturity Date you will not receive the full potential of the Performance Cap since the participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment or Annual Lock Period. Generally, you will not receive the full protection of the Segment Buffer prior to the Segment Maturity Date because the Segment Interim Value only reflects a portion of the downside protection expected to be provided on the Segment Maturity Date or Annual Lock Anniversary. As a Segment moves closer to the Segment Maturity Date or Annual Lock Anniversary, the Segment Interim Value would generally reflect higher realized gains of the Index performance or, in the case of negative performance, increased downside Segment Buffer protection. All other factors being equal, the Segment Interim Value would generally be lower the earlier a withdrawal or surrender is made during a Segment or Annual Lock Period. This means you participate to a lesser extent in upside performance and downside protection the earlier you take a withdrawal.

—
The Company’s decision to use investment rates, which are generally higher than swap rates, to calculate the Fair Value of Hypothetical Fixed Instruments component of the Segment Interim Value will result in a lower value for that component relative to using swap rates to calculate that component and, all other things being equal, will result in a lower recalculated Segment Investment if a partial withdrawal is taken from a Segment or a lower withdrawal amount if a full withdrawal is taken from a Segment.

•	You cannot transfer out of a Segment prior to its maturity to another investment option. You can only make withdrawals out of a Segment or surrender your contract. The amount you would receive would be calculated using the formula for the Segment Interim Value.

•	We may, in our sole discretion, not offer certain Segments on one or more Segment Start Dates.

•	We may not offer new Segments of any or all Segment Types, so a Segment may not be available for you to transfer your Segment Maturity Value into after the Segment Maturity Date.
•	If a beneficiary elects the “5-year rule” under the Beneficiary continuation option (i.e., the entire account value must be fully withdrawn by the end of the calendar year which contains the fifth anniversary of the owner’s death), that beneficiary is not permitted to transfer any account value that is in a variable investment option into any 6-year Annual Lock Segment nor are they permitted to transfer any account value from a maturing Segment into any 6-year Annual Lock Segment. This generally means that such a beneficiary can only transfer account value to the variable investment options, unless they are at least 91 years old and younger than 97 years old and the next Segment Start Date is more than one year from the end of the calendar year which contains the fifth anniversary of your death.

•	The 1-year Standard Segments are only available if you are at least 91 years old and younger than 97 years old. Once the next Segment Start Date is less than six years from your contract’s maturity date you can only invest in 1-year Segments (and the iShares
®
MSCI EAFE ETF is not available). Once you are 97 years old, you can no longer invest in new Segments.

•	We have the right to substitute an alternative Index prior to Segment Maturity if the publication of one or more Indices is discontinued or at our sole discretion we determine that our use of such Indices should be discontinued or if the calculation of one or more of the Indices is substantially changed. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced Index.

•	If a Segment cannot be matured until after the scheduled Segment Start Date, we may create new Segments of Segment Types that utilize unaffected Indices on the scheduled Segment Start Date. This may occur if the Segment Maturity Date for a Segment is delayed more than once because the value for the relevant underlying Index of the Segment is not published on the designated Segment Maturity Date. If your instructions include an allocation from a Segment whose Segment Maturity Date has been delayed to a new Segment whose underlying Index is unaffected, we will not be able to transfer that portion of your Segment Maturity Value from the affected Segment to the unaffected Segment. We will use reasonable efforts to allocate your Segment Maturity Value in accordance with your instructions, which may include holding amounts in Segment Type Holding Accounts until the next Segment Start Date.

•	The amounts held in a Segment Type Holding Account may earn a return that is less than the return you might have earned if those amounts were held in another variable investment option.

•	Step Up Segments and Dual Direction will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer.

•	The Segments track the performance of an Index. By investing in the Structured Investment Option, you are not actually invested in an Index, an exchange-traded fund that tracks an index, or any underlying securities.

•	Your Segment Maturity Value is subject to application of the Performance Cap Rate and the Segment Buffer. For Standard Segments, Step Up Segments and Dual Direction Segments, your Segment Maturity Value is not affected by the price of the Index on any date between the Segment Start Date and the Segment Maturity Date. For Annual Lock Segments, your Annual Lock Anniversary Ending Amount is not affected by the price of the Index on any date between the Segment Start Date and the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next).

•	As an investor in the Segment, you will not have voting rights or rights to receive cash dividends or other distributions or other rights that holders of the shares of the funds or holders of securities comprising the indices would have.

•	Values of securities can fluctuate, and sometimes wildly fluctuate, in response to changes in the financial condition of a company as well as general market, economic or political conditions.

—
Foreign securities involve risks not associated with U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values. There are greater risks involved with investments linked to emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

•	If you invest in a Segment that provides performance tied to the performance of the iShares ® MSCI EAFE ETF, you should consider the following:

—
The performance of the iShares
®
MSCI EAFE ETF may not replicate the performance of, and may underperform the MSCI EAFE Index (the “underlying Index”). The price of the iShares
®
MSCI EAFE ETF will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the iShares
®
MSCI EAFE ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying Index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the iShares
®
MSCI EAFE ETF and not the underlying Index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying Index or the components of the underlying Index.

—	The investment objective and strategies of the iShares ® MSCI EAFE ETF are potentially subject to change.

—	The iShares ® MSCI EAFE ETF invests in foreign securities.

•	Past performance of an Index is not an indication of its future performance.

•	Because of the way Segment Rate of Return is calculated for Step Up Segments, when the Index Performance Rate is near zero, a very small difference in the Index of Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Performance Cap Rate is 8.00% and the Index Performance Rate is 0.00% on the Segment Maturity Date, the Segment Rate of Return would be 8.00%. However, if the Index Performance Rate had instead been -0.01% on the Segment Maturity Date the Segment Rate of Return would be 0.00%.

•	Because of the way the Segment Rate of Return is calculated for Dual Direction Segments, when the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, for a Dual Direction Segment with a -15% Segment Buffer, if the Index Performance Rate is -15.00% on the Segment Maturity Date the Segment Rate of Return is 15.00% whereas, if the Index Performance Rate is -15.01% on the Segment Maturity Date the Segment Rate of Return is -0.01%.

C000043654 [Member] | Risks associated with the Variable Investment Options [Member]
Prospectus:
Principal Risk [Text Block]
Risks associated with the Variable Investment Options

There are certain unique risks associated with the Contract.

•	The value of your variable investment options will fluctuate and you could lose some or all of your account value.

•	The level of risk you bear and your potential investment performance will differ depending on the investments yo u c hoose.

C000043654 [Member] | Risks associated with withdrawals and surrenders [Member]
Prospectus:
Principal Risk [Text Block]
Risks associated with withdrawals and surrenders

•	Withdrawals and surrenders may be subject to withdrawal charges, income taxes, and tax penalties.

•	Withdrawals will reduce your account value and death benefit and the amount of the reduction in the Return of Premium death benefit may be greater than the dollar amount of the withdrawal.

•	If you take a withdrawal or surrender from the SIO prior to Segment maturity you may receive less than the amount invested and less than the amount you would receive had you held the investment until Segment maturity.

•	If your account value falls below the applicable minimum account size as a result of a withdrawal, the contract will terminate.
•	If you take a withdrawal or surrender your contract, any applicable withdrawal charge is calculated as a percentage of contributions, not account value. It is possible that the percentage of account value withdrawn could exceed the applicable withdrawal charge percentage. For example, assume you make a onetime contribution of $1,000 at contract issue. If your account value is $800 in contract year 3 and you surrender your contract, a withdrawal charge percentage of 5% is applied. The withdrawal charge would be $50 (5% of the $1,000 contribution). This is a 6.25% reduction of your account value, which results in a cash value of $750 paid to you.

C000043654 [Member] | Risks associated with the Company [Member]
Prospectus:
Principal Risk [Text Block]
Risks associated with the Company

•	No company other than us has any legal responsibility to pay amounts that the Company owes under the contract. An owner should look to the fi
n
ancial strength of the Company for its claims-paying ability.

C000043654 [Member] | Risks associated with the Return of Premium Death Benefit [Member]
Prospectus:
Principal Risk [Text Block]
Risks associated with the Return of Premium Death Benefit

•	You cannot terminate the Return of Premium Death Benefit once you elect it. This means that you cannot avoid paying the charge for the Return of Premium Death Benefit even if you no longer want or need the protection offered by the Return of Premium Death Benefit. This also means you cannot avoid paying the charge when the account value is higher than your adjusted contributions.

•	If you elect the Return of Premium Death Benefit, then you cannot make contributions to the contract once the oldest living Reference Life reaches age 76 (or the first contract date anniversary if later). This means that you will not be able to increase the Return of Premium Death Benefit amount after this date.

•	If the owner of the contract is changed, the original owner(s) will remain as the Reference Life (Reference Lives) for the Return of Premium Death Benefit. This means that if the new owner dies before the Reference Life (Reference Lives), the Return of Premium Death Benefit is not payable. Also, the Return of Premium Death Benefit is not payable if the new owner elects an annuity payout option, which terminates the benefit.

•	If you elect the Return of Premium Death Benefit and subsequently divorce:

—	if a portion of the account value is withdrawn due to divorce, the value of your Return of Premium Death Benefit will be reduced by an amount that may be more than the amount withdrawn;

—	the sole Reference Life for this death benefit will not change even if the ownership does which may result in the beneficiary (or beneficiaries) not receiving the Return of Premium Death Benefit; and

—	the joint Reference Lives will not change unless one ex-spouse is awarded sole ownership of the contract and all necessary documentation is provided to change the ownership of the contract to that ex-spouse before either one of the joint Reference Lives dies which may result in the beneficiary (or beneficiaries) not receiving the Return of Premium Death Benefit.

C000043654 [Member] | Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice.

C000043654 [Member] | COVID19 [Member]
Prospectus:
Principal Risk [Text Block]
COVID-19

The
COVID-19
pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of
COVID-19
have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the
COVID-19
pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the
COVID-19
pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates.
COVID-19
could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the
COVID-19
pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the
COVID-19
pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against
COVID-19
and its variants.

C000043654 [Member] | Cybersecurity risks and catastrophic events [Member]
Prospectus:
Principal Risk [Text Block]
Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like
COVID-19),
natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds inv es
t, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such fail
u
res, attacks and events.

C000043654 [Member] | EQ Balanced Strategy [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,453
Surrender Expense, 3 Years, Maximum [Dollars]	12,547
Surrender Expense, 5 Years, Maximum [Dollars]	16,903
Surrender Expense, 10 Years, Maximum [Dollars]	27,536
Annuitized Expense, 1 Year, Maximum [Dollars]	8,453
Annuitized Expense, 3 Years, Maximum [Dollars]	12,547
Annuitized Expense, 5 Years, Maximum [Dollars]	16,903
Annuitized Expense, 10 Years, Maximum [Dollars]	27,536
No Surrender Expense, 1 Year, Maximum [Dollars]	2,453
No Surrender Expense, 3 Years, Maximum [Dollars]	7,547
No Surrender Expense, 5 Years, Maximum [Dollars]	12,903
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 27,536
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Balanced Strategy	[10]
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.22%
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	4.53%
C000043654 [Member] | EQ Money Market [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,932
Surrender Expense, 3 Years, Maximum [Dollars]	10,976
Surrender Expense, 5 Years, Maximum [Dollars]	14,271
Surrender Expense, 10 Years, Maximum [Dollars]	22,218
Annuitized Expense, 1 Year, Maximum [Dollars]	7,932
Annuitized Expense, 3 Years, Maximum [Dollars]	10,976
Annuitized Expense, 5 Years, Maximum [Dollars]	14,271
Annuitized Expense, 10 Years, Maximum [Dollars]	22,218
No Surrender Expense, 1 Year, Maximum [Dollars]	1,932
No Surrender Expense, 3 Years, Maximum [Dollars]	5,976
No Surrender Expense, 5 Years, Maximum [Dollars]	10,271
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 22,218
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	0.90%
C000043654 [Member] | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit equal to your account value.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Standard Benefit Expense, Current [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase
Name of Benefit [Text Block]	Standard Death Benefit
C000043654 [Member] | Third Party Transfer Or Exchange Fee [Member]
Prospectus:
Exchange Fee, Current [Dollars]	$ 125	[12]
Exchange Fee, Footnotes [Text Block]	Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. This charge will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
C000043654 [Member] | Special Service Charges [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 90	[13]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
C000043654 [Member] | Segment Interim Value [Member]
Prospectus:
Other Transaction Fee, Current [Percent]	90.00%	[18]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. For Annual Lock Segments, this is the maximum amount you could lose during each
	Annual Lock Period. The maximum loss for Annual Lock Segment could be greater than 90%. If you surrender, annuitize, cancel your variable annuity contract, die, or make a withdrawal from a Segment before the Segment Maturity Date or Annual Lock Anniversary, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” for more information.
C000043654 [Member] | Return of Premium Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%	[15]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%	[15]
Optional Benefit Expense, Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments of the SIO.
Name of Benefit [Text Block]	Return of Premium Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%	[15]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%	[15]
Optional Benefit Expense, Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments of the SIO.
Brief Restrictions / Limitations [Text Block]
•   Available only at contract purchase
•   Available only to contract holder age 75 or younger
•   Withdrawals could significantly reduce or terminate the benefit
•   Generally no additional contributions are permitted under the contract once you reach age 75

Name of Benefit [Text Block]	Return of Premium Death Benefit
C000043654 [Member] | Dollar Cap Averaging [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0
Optional Benefit Expense, Current [Dollars]	$ 0
Name of Benefit [Text Block]	Dollar Cap Averaging
Purpose of Benefit [Text Block]	Transfer account value to selected segment type holding accounts on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]	true
Optional Benefit Expense, Maximum [Dollars]	$ 0
Optional Benefit Expense, Current [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• $25,000 minimum to begin program
Name of Benefit [Text Block]	Dollar Cap Averaging
C000043654 [Member] | Transfer Fee [Member]
Prospectus:
Exchange Fee, Current [Dollars]	$ 35	[16]
Exchange Fee, Footnotes [Text Block]	Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the variable investment options in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.

[1]	Expressed as an annual percentage of daily net assets in the variable investment options. This fee does not apply to amounts held in the Segments.
[2]	Expressed as an annual percentage of daily net assets in the Portfolios. This range is for the year ended December 31, 2023 and could change from year to year.
[3]	Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments in the SIO.
[4]	(1) The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the year in which we receive that contribution to be “year 1”.Charge as a % of contribution for each year following contribution 1 2 3 4 5 6 7+ 6% 6% 5% 5% 4% 3% 0%
[5]	On a non-guaranteed basis, we may waive any portion of the base contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the base contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Variable Investment Option fee” in “Charges and expenses”.
[6]	This fee does not apply to amounts held in a Segment.
[7]	If on any date other than a Segment Maturity Date your contract is surrendered or annuitized, a partial withdrawal is taken from a Segment, a death benefit is paid, or the Return of Premium death benefit is otherwise terminated, we will deduct a pro rata portion of the charge from each Segment’s Segment Interim Value.
[8]	On a non-guaranteed basis, we may waive any portion of the Return of Premium Death Benefit charge as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the charge exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the Return of Premium Death Benefit charge, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Return of Premium Death Benefit charge” in “Charges and expenses”.
[9]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
[10]	EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.
[11]	The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
[12]	Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. This charge will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
[13]	Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
[14]	The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. For Annual Lock Segments, this is the maximum amount you could lose during each Annual Lock Period. The maximum loss for an Annual Lock Segment could be greater than 90%. If you surrender, annuitize, cancel your variable annuity contract, die, or make a withdrawal from a Segment before the Segment Maturity Date or Annual Lock Anniversary, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” for more information.
[15]	Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments of the SIO.
[16]	Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the variable investment options in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.
[17]	On a non-guaranteed basis, we may waive any portion of the base contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the base contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Base Contract Fee” in “Charges and expenses”.
[18]	The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. For Annual Lock Segments, this is the maximum amount you could lose during each Annual Lock Period. The maximum loss for Annual Lock Segment could be greater than 90%. If you surrender, annuitize, cancel your variable annuity contract, die, or make a withdrawal from a Segment before the Segment Maturity Date or Annual Lock Anniversary, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” for more information.